GRANDEUR PEAK FUNDS
ELEVATED GLOBAL INVESTING®

PROSPECTUS August 31, 2021

GRANDEUR PEAK EMERGING MARKETS OPPORTUNITIES FUND	**Investor Class** GPEOX | **Institutional Class** GPEIX
GRANDEUR PEAK GLOBAL CONTRARIAN FUND	**Institutional Class** GPGCX
GRANDEUR PEAK GLOBAL MICRO CAP FUND	**Institutional Class** GPMCX
GRANDEUR PEAK GLOBAL OPPORTUNITIES FUND	**Investor Class** GPGOX | **Institutional Class** GPGIX
GRANDEUR PEAK GLOBAL REACH FUND	**Investor Class** GPROX | **Institutional Class** GPRIX
GRANDEUR PEAK GLOBAL STALWARTS FUND	**Investor Class** GGSOX | **Institutional Class** GGSYX
GRANDEUR PEAK INTERNATIONAL OPPORTUNITIES FUND	**Investor Class** GPIOX | **Institutional Class** GPIIX
GRANDEUR PEAK INTERNATIONAL STALWARTS FUND	**Investor Class** GISOX | **Institutional Class** GISYX
GRANDEUR PEAK US STALWARTS FUND	**Institutional Class** GUSYX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Grandeur Peak Funds TABLE OF CONTENTS

Summary Sections	2
Grandeur Peak Emerging Markets Opportunities Fund	2
Grandeur Peak Global Contrarian Fund	7
Grandeur Peak Global Micro Cap Fund	11
Grandeur Peak Global Opportunities Fund	15
Grandeur Peak Global Reach Fund	20
Grandeur Peak Global Stalwarts Fund	25
Grandeur Peak International Opportunities Fund	29
Grandeur Peak International Stalwarts Fund	33
Grandeur Peak US Stalwarts Fund	37
Investment Objectives and Principal Strategies	40
More on Each Fund’s Investments and Related Risks	44
Management	48
The Portfolio Managers	50
Administrator, Transfer Agent and Distributor	54
Buying, Exchanging and Redeeming Shares	54
Share Transactions	59
Dividends and Distributions	62
Federal Income Taxes	62
Financial Highlights	64
Additional Information About Each Fund	Back Cover

855-377-PEAK(7325) | www.grandeurpeakglobal.com

Grandeur Peak Funds EMERGING MARKETS OPPORTUNITIES FUND

SUMMARY SECTION

GRANDEUR PEAK EMERGING MARKETS OPPORTUNITIES FUND (THE “FUND”)

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Redemption Fee (as a percentage of or amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.35%	1.35%
Distribution and service (12b-1) fees	0.25%	None
Other Expenses	0.17%	0.17%
Total Annual Fund Operating Expenses(1)	1.77%	1.52%
Fee Waiver and Expense Reimbursement(2)(3)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(1)	1.77%	1.52%

(1)	Expenses have been restated to reflect current fees.

(2)

Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.95% and 1.70% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2022. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2022 except with the approval of the Fund’s Board of Trustees.

(3)

As part as the same Expense Agreement, the Adviser has agreed through at least August 31, 2022 to waive annual management fees of 1.35% to 1.00% to the extent that the assets of the Fund exceed an average daily net asset level of $400 million. This waiver of management fees is not subject to recapture by the Adviser.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2022. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Investor Shares	$180	$557	$959	$2,081
Institutional Shares	$155	$480	$829	$1,810

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate and may also result in more income taxes when Fund shares are held in a taxable account. For the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Through October 30, 2021, the following two paragraphs apply:

The Fund currently invests primarily in micro- to mid-cap companies (as further described below) domiciled in emerging or frontier markets.

Under normal market conditions, the Adviser will invest at least 80% of the Fund’s assets in equity securities of companies that are domiciled in emerging or frontier markets. Emerging and frontier markets include all countries currently excluded from the MSCI World Index of developed countries. Domicile is determined by where the company is organized, headquartered, or has substantial concentration of assets or revenues.

2	855-377-PEAK(7325) | www.grandeurpeakglobal.com

Grandeur Peak Funds EMERGING MARKETS OPPORTUNITIES FUND

Effective October 31, 2021, the preceding paragraphs will be replaced by the following paragraph:

The Fund currently invests primarily in micro- to mid-cap companies (as further described below) that are economically tied to emerging or frontier markets. Under normal market conditions, the Adviser will invest at least 80% of the Fund’s assets in equity securities of such companies. The Adviser generally considers a company to be economically tied to a market based on where the company is organized or headquartered, the stock exchange where the company is listed, or where the company has a substantial concentration of assets or revenues. Emerging and frontier markets include all countries excluded from the MSCI World Index of developed countries.

The Fund will typically invest in securities issued by companies economically tied to each of at least three emerging or frontier markets. The Fund will invest the Fund’s assets primarily in companies with market capitalizations of less than $5 billion at the time of purchase. The Fund may invest a significant portion of its total assets in micro-cap companies with market capitalizations below $1 billion (up to 90% at the time of purchase under normal market conditions).

The Fund may also invest a portion of its total assets (up to 50% under normal market conditions) in securities of companies with market capitalizations of greater than $5 billion at the time of purchase when the companies meet our investment criteria.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser seeks to evaluate each company’s long-term potential and sustainability, which includes understanding its approach to environmental, social and governance issues. The Adviser travels extensively to visit companies, when it is considered safe to do so, and expects to talk with senior management. The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early stage companies with limited or no earnings history and in Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

PRINCIPAL RISKS OF THE FUND

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, and could cause the remaining shareholders in the Fund to lose money. This redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Micro-Cap Company Risk. The securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small- or mid-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. The Fund may need more time to purchase or sell its positions in such securities. Some micro-cap companies may not have much publicly available information relative to larger companies. Micro-cap companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments.

Region Risk. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies. A risk of not hedging currencies is that if the U.S. dollar strengthens, returns from foreign markets will be less when converted into U.S. dollars.

Grandeur Peak Funds | 2021 Prospectus	3

Grandeur Peak Funds EMERGING MARKETS OPPORTUNITIES FUND

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. Certain foreign markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments, at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. A Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may not be entitled to either a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

Sector Weightings Risk. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

COVID-19 Risk. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at

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Grandeur Peak Funds EMERGING MARKETS OPPORTUNITIES FUND

the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Annual Total Returns (years ended 12/31)

Best Quarter – June 30, 2020	29.38%
Worst Quarter – March 31, 2020	-23.13%

The Fund’s Investor Class shares year-to-date returns as of June 30, 2021 was 14.51%.

Average Annual Total Returns
(for the periods ended December 31, 2020)

	1 Year	5 Years	Since Inception (December 16, 2013)
Investor
Return Before Taxes	30.71%	11.79%	8.63%
Return After Taxes on Distributions	30.70%	11.82%	8.37%
Return After Taxes on Distributions and Sale of Fund Shares	18.18%	9.50%	6.85%
Institutional
Return Before Taxes	31.03%	12.06%	8.87%
MSCI EM SMID Cap Index (reflects no deduction for fees, expenses or taxes)	14.70%	8.90%	4.85%
MSCI EM IMI Index (reflects no deduction for fees, expenses or taxes)	18.78%	12.62%	6.56%

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

INVESTMENT ADVISER

Grandeur Peak Global Advisors, LLC is the investment adviser to the Fund.

PORTFOLIO MANAGERS

Lead Portfolio Managers: Blake Walker, since inception in 2013. Stuart Rigby, since 2017.

Guardian Portfolio Manager: Liping Cai, since 2018.

PURCHASE AND SALE OF FUND SHARES

As of the close of business on May 28, 2021, the Fund closed to new and existing investors seeking to purchase shares of the Fund through third party intermediaries unless the purchase is part of a retirement plan with an existing position in the Fund, an automatic reinvestment of a distribution made by the Fund, or a de minimis annual rebalancing approved by a member of the Grandeur Peak client team. The Fund remains open to purchases directly from Grandeur Peak Funds by existing investors and new investors. The Fund retains the right to make exceptions to any Fund closure or limitation on purchases.

Grandeur Peak Funds | 2021 Prospectus	5

Grandeur Peak Funds EMERGING MARKETS OPPORTUNITIES FUND

The Fund offers two classes of shares, Investor Class and Institutional Class shares. The minimum initial investment for both share classes is $1,000 for each account; except that the minimum to open an UGMA/UTMA or a Coverdell Education Savings Account is $100. There is no subsequent minimum investment amount for either share class.

Purchases, exchanges and redemptions may be made on any day the New York Stock Exchange is open for trading through institutional channels, such as financial intermediaries and retirement platforms, or directly with the Fund through the Fund’s website at www.grandeurpeakglobal.com, by telephone at 855-377-PEAK(7325) or by regular mail at P.O. Box 13664, Denver, CO 80201.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions may be taxed as ordinary income, capital gains, qualified dividend income or Section 199A dividends, except when your investment is held in an IRA, 401(k) or other tax-advantaged investment plan. Subsequent withdrawals from a tax-advantaged investment plan will be subject to special tax rules.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6	855-377-PEAK(7325) | www.grandeurpeakglobal.com

Grandeur Peak Funds GLOBAL CONTRARIAN FUND

SUMMARY SECTION

GRANDEUR PEAK GLOBAL CONTRARIAN FUND (THE “FUND”)

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Redemption Fee (as a percentage of or amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and service (12b-1) fees	None
Other Expenses	0.87%
Acquired Fund Fees and Expenses	0.00%
Total Annual Fund Operating Expenses	1.87%
Fee Waiver and Expense Reimbursement(1)	-0.52%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.35%

(1)

Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.35% of the Fund’s average daily net assets for the Fund’s Institutional Class Shares. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2022. The Adviser will be permitted to recapture expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2022 except with the approval of the Fund’s Board of Trustees.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2022. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$137	$537	$962	$2,145

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate and may also result in more income taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in foreign and domestic small- and micro-cap companies. Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase.

The Fund will invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are economically tied to multiple countries outside the United States. The Adviser generally considers a company to be economically tied to a market based on where the company is organized, headquartered, has its primary stock exchange listing, or has substantial concentration of assets or revenues. The Fund may invest a significant amount of its total assets (up to 50% under normal market conditions) at the time of purchase in securities issued by companies that are economically tied to emerging and frontier markets. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify value-based investment opportunities. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser seeks to evaluate each company’s long-term potential and sustainability, which includes understanding its approach to environmental, social and governance issues. The Adviser travels extensively to visit companies, when it is considered safe to do so, and expects to talk with senior management.

Grandeur Peak Funds | 2021 Prospectus	7

Grandeur Peak Funds GLOBAL CONTRARIAN FUND

The Fund primarily invests in companies which the Adviser believes are trading at particularly attractive valuations relative to their long-term potential. The companies will typically fall into one of these categories at the time or purchase:

●	“Core Contrarian”—what the Adviser believes to be best-in-class growth companies, but which are part of a currently out-of-favor industry, sector, or geography.

●	“Fallen Angels”—high quality growth companies that the Adviser believes have hit a temporary setback relative to their long-term growth potential.

●

“Undiscovered Gems”—smaller growth companies that the Adviser believes are undervalued because they are lesser known, have high product or client concentration, or are otherwise not well understood yet by the market.

The Fund may also invest in companies that do not fit into one of these three categories, but which the Adviser believes are trading at attractive valuations with potential returns consistent with the objective of the Fund. The Fund may invest in early stage companies and Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the most attractive investments available without regard to benchmark weightings in regions, countries or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best long-term opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

PRINCIPAL RISKS OF THE FUND

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, and could cause the remaining shareholders in the Fund to lose money. This redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Region Risk. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies. A risk of not hedging currencies is that if the U.S. dollar strengthens, returns from foreign markets will be less when converted into U.S. dollars.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. Certain foreign markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

Micro-Cap Company Risk. The securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small- or

8	855-377-PEAK(7325) | www.grandeurpeakglobal.com

Grandeur Peak Funds GLOBAL CONTRARIAN FUND

mid-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. The Fund may need more time to purchase or sell its positions in such securities. Some micro-cap companies may not have much publicly available information relative to larger companies. Micro-cap companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments.

Small-Cap Company Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Mid-Cap Company Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments, at unfavorable times or prices in order to satisfy its obligations.

Initial Public Offerings (IPOS) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may not be entitled to either a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.

Sector Concentration Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more the Fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Sector Weightings Risk. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

New Fund Risk. The Fund was recently formed and therefore has limited performance history for investors to evaluate.

COVID-19 Risk. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

Grandeur Peak Funds | 2021 Prospectus	9

Grandeur Peak Funds GLOBAL CONTRARIAN FUND

PERFORMANCE INFORMATION

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Annual Total Returns (years ended 12/31)

Best Quarter – December 31, 2020	26.01%
Worst Quarter – March 31, 2020	-29.19%

The fund’s Institutional Class shares year-to-date returns as of June 30, 2021 was 16.53%.

Average Annual Total Returns
(for the periods ended December 31, 2020)

	1 Year	Since Inception (September 17, 2019)
Institutional
Return Before Taxes	24.97%	27.67%
Return After Taxes on Distributions	24.28%	27.05%
Return After Taxes on Distributions and Sale of Fund Shares	14.94%	21.08%
MSCI ACWI Small Cap Index (reflects no deductions for fees, expenses or taxes)	16.83%	19.89%
MSCI ACWI Small Cap Value Index (reflects no deductions for fees, expenses or taxes)	4.62%	10.03%

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

INVESTMENT ADVISER

Grandeur Peak Global Advisors, LLC is the investment adviser to the Fund.

PORTFOLIO MANAGERS

Lead Portfolio Manager: Mark Madsen, since inception in September 2019.

Guardian Portfolio Manager: Robert Gardiner, since inception in September 2019

PURCHASE AND SALE OF FUND SHARES

The Fund offers Institutional Class shares. The minimum initial investment is $1,000 for each account; except that the minimum to open an UGMA/UTMA or a Coverdell Education Savings Account is $100. There is no subsequent minimum investment amount.

Purchases, exchanges and redemptions may be made on any day the New York Stock Exchange is open for trading through institutional channels, such as financial intermediaries and retirement platforms, or directly with the Fund through the Fund’s website at www.grandeurpeakglobal.com, by telephone at 855-377-PEAK(7325) or by regular mail at P.O. Box 13664, Denver, CO 80201.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions will be taxed as ordinary income, capital gains or qualified dividend income that is taxable to individual and other non-corporate shareholders at maximum federal rates applicable to long-term capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, special tax rules will apply.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10	855-377-PEAK(7325) | www.grandeurpeakglobal.com

Grandeur Peak Funds GLOBAL MICRO CAP FUND

SUMMARY SECTION

GRANDEUR PEAK GLOBAL MICRO CAP FUND
(THE “FUND”)

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Redemption Fee (as a percentage of or amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%
Distribution and service (12b-1) fees	None
Total Other Expenses	0.52%
Recoupment of previously waived fees	0.07%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	2.02%
Fee Waiver and Expense Reimbursement(1)	-0.02%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.00%

(1)

Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 2.00% of the Fund’s average daily net assets for the Fund’s Institutional Class Shares. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2022. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. This agreement may not be terminated or modified prior to August 31, 2022 except with the approval of the Fund’s Board of Trustees.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2022. Any agreement by the Adviser to waive fees is only included for the one-year period in the expense example. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number Of Years You Own Your Shares	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$205	$633	$1,087	$2,345

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in more income taxes when Fund shares are held in a taxable account. For the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in foreign and domestic micro-cap companies.

Under normal market conditions, the Adviser will invest at least 80% of the Fund’s assets in equity securities of foreign and domestic companies with market capitalizations of less than $1 billion at the time of purchase.

The Fund will invest a significant portion of its total assets in securities issued by companies that are economically tied to countries outside the United States. The Adviser generally considers a company to be economically tied to a market based on where the company is organized, headquartered, has its primary stock exchange listing, or has substantial concentration of assets or revenues. The Fund may invest a significant amount of its total assets in securities issued by companies economically tied to emerging and frontier market countries. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser seeks to evaluate each company’s long-term potential and sustainability, which includes understanding its approach to environmental, social and governance issues. The Adviser travels extensively to visit companies, when it is considered safe to do so, and generally expects to talk with senior management.

Grandeur Peak Funds | 2021 Prospectus	11

Grandeur Peak Funds GLOBAL MICRO CAP FUND

The Fund may invest in early stage companies and Initial Public Offerings (IPOs). The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential.

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

PRINCIPAL RISKS OF THE FUND

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, and could cause the remaining shareholders in the Fund to lose money. This redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Region Risk. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies. A risk of not hedging currencies is that if the U.S. dollar strengthens, returns from foreign markets will be less when converted into U.S. dollars.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Foreign Securities and Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. Certain foreign markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Micro-Cap Company Risk. The securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small- or mid-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. The Fund may need more time to purchase or sell its positions in such securities. Some micro-cap companies may not have much publicly available information relative to larger companies. Micro-cap companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments.

12	855-377-PEAK(7325) | www.grandeurpeakglobal.com

Grandeur Peak Funds GLOBAL MICRO CAP FUND

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may not be entitled to either a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

Sector Weightings Risk. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

COVID-19 Risk. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Annual Total Returns (years ended 12/31)

Best Quarter – June 30, 2020	37.61%
Worst Quarter – March 31, 2020	-25.08%

The fund’s Institutional Class shares year-to-date returns as of June 30, 2021 was 16.54%.

Grandeur Peak Funds | 2021 Prospectus	13

Grandeur Peak Funds GLOBAL MICRO CAP FUND

Average Annual Total Returns
(for the periods ended December 31, 2020)

	1 Year	5 Years	Since Inception (October 21, 2015)
Institutional
Return Before Taxes	52.85%	17.56%	16.97%
Return After Taxes on Distributions	49.84%	16.25%	15.72%
Return After Taxes on Distributions and Sale of Fund Shares	33.04%	13.95%	13.50%
MSCI ACWI Small Cap Index (reflects no deductions for fees, expenses or taxes)	16.83%	11.88%	11.11%
MSCI World Micro Cap Index (reflects no deductions for fees, expenses or taxes)	23.12%	12.07%	11.46%

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

INVESTMENT ADVISER

Grandeur Peak Global Advisors LLC is the investment adviser to the Fund.

PORTFOLIO MANAGERS

Lead Portfolio Managers: Amy Hu Sunderland, since inception in 2015. Spencer Hackett, since August 2021.

Guardian Portfolio Manager: Robert Gardiner, since inception in 2015.

PURCHASE AND SALE OF FUND SHARES

As of the close of business on February 26, 2021, the Fund closed to purchases, from new or existing investors, through financial intermediaries unless the purchase is part of: a retirement plan which held the Fund prior to this closure, an automatic reinvestment of a distribution made by the Fund, or a de minimis annual rebalancing approved by a member of the Grandeur Peak client team. The Fund remains open to purchases from existing investors, and to new investors who purchase directly from Grandeur Peak Funds. The Funds retain the right to make exceptions to any Fund closure or limitation on purchases.

The Fund offers one class of shares, Institutional Class shares. The minimum initial investment for Institutional Class shares is $1,000 for each account; except that the minimum to open an UGMA/UTMA or a Coverdell Education Savings Account is $100. There is no subsequent investment minimum for Institutional Class shares.

Purchases, exchanges and redemptions may be made on any day the New York Stock Exchange is open for trading through institutional channels, such as financial intermediaries and retirement platforms, or directly with the Fund through the Fund’s website at www.grandeurpeakglobal.com, by telephone at 855-377-PEAK(7325) or by regular mail at P.O. Box 13664, Denver, CO 80201.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions may be taxed as ordinary income, capital gains, qualified dividend income or section 199A dividends, except when your investment is held in an IRA, 401(k) or other tax-advantaged investment plan. Subsequent withdrawals from a tax-advantaged investment plan will be subject to special tax rules.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14	855-377-PEAK(7325) | www.grandeurpeakglobal.com

Grandeur Peak Funds GLOBAL OPPORTUNITIES FUND

SUMMARY SECTION

GRANDEUR PEAK GLOBAL OPPORTUNITIES FUND (THE “FUND”)

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Distribution and service (12b-1) fees	0.25%	None
Total Other Expenses	0.10%	0.10%
Total Annual Fund Operating Expenses(1)	1.60%	1.35%
Fee Waiver and Expense Reimbursement(2)(3)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(1)	1.60%	1.35%

(1)	Expenses have been restated to reflect current fees.

(2)

Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.75% and 1.50% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2022. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2022 except with the approval of the Fund’s Board of Trustees.

(3)

As part as the same Expense Agreement, the Adviser has agreed through at least August 31, 2022 to waive annual management fees of 1.25% to 1.00% to the extent that the assets of the Fund exceed an average daily net asset level of $500 million. This waiver of management fees is not subject to recapture by the Adviser.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2022. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Investor Shares	$163	$505	$870	$1,898
Institutional Shares	$137	$428	$739	$1,622

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. For the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in foreign and domestic small- and micro-cap companies. Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase.

The Fund will typically invest in securities issued by companies economically tied to at least three countries, including the United States. The Fund will invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are economically tied to countries outside the United States. The Adviser generally considers a company to be economically tied to a market based on where the company is organized, headquartered, has its primary stock exchange listing, or has substantial concentration of assets or revenues.

The Fund may invest a significant amount of its total assets (up to 50% under normal market conditions) at the time of purchase in securities issued by companies economically tied to emerging

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Grandeur Peak Funds GLOBAL OPPORTUNITIES FUND

and frontier market countries. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser seeks to evaluate each company’s long-term potential and sustainability, which includes understanding its approach to environmental, social and governance issues. The Adviser travels extensively to visit companies, when it is considered safe to do so, and expects to talk with senior management.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early stage companies and Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

PRINCIPAL RISKS OF THE FUND

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, and could cause the remaining shareholders in the Fund to lose money. This redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Micro-Cap Company Risk. The securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small- or mid-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. The Fund may need more time to purchase or sell its positions in such securities. Some micro-cap companies may not have much publicly available information relative to larger companies. Micro-cap companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments.

Region Risk. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies. A risk of not hedging currencies is that if the U.S. dollar strengthens, returns from foreign markets will be less when converted into U.S. dollars.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. Certain foreign markets may require payment for securities before delivery and delays may be encountered in

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settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Sector Weightings Risk. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

Foreign Tax Risk. A Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. A Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by a Fund, shareholders may not be entitled to either a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

COVID-19 Risk. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

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Annual Total Returns (years ended 12/31)

Best Quarter – June 30, 2020	37.50%
Worst Quarter – March 31, 2020	-24.12%

The Fund’s Investor Class shares year-to-date return as of June 30, 2021 was 16.97%.

Average Annual Total Returns
(for the periods ended December 31, 2020)

	1 Year	5 Years	Since Inception (October 17, 2011)
Investor Class
Return Before Taxes	44.51%	17.01%	16.33%
Return After Taxes on Distributions	42.04%	15.48%	14.85%
Return After Taxes on Distributions and Sale of Fund Shares	28.00%	13.43%	13.29%
Institutional Class
Return Before Taxes	45.19%	17.34%	16.65%
MSCI ACWI Small Cap Index (reflects no deduction for fees, expenses or taxes)	16.83%	11.88%	11.65%
MSCI ACWI IMI Index (reflects no deduction for fees, expenses or taxes)	16.81%	12.73%	11.58%

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

INVESTMENT ADVISER

Grandeur Peak Global Advisors, LLC is the investment adviser to the Fund.

PORTFOLIO MANAGERS

Lead Portfolio Managers: Blake Walker, since inception in 2011. Ben Gardiner, since August 2021.

Guardian Portfolio Manager: Robert Gardiner, since inception in 2011. Amy Hu Sunderland, since 2014.

PURCHASE AND SALE OF FUND SHARES

As of the close of business on February 26, 2021, the Fund closed to purchases, from new or existing investors, through financial intermediaries unless the purchase is part of: a retirement plan which held the Fund prior to this closure, an automatic reinvestment of a distribution made by the Fund, or a de minimis annual rebalancing approved by a member of the Grandeur Peak client team. The Fund remains open to purchases from existing investors, and to new investors who purchase directly from Grandeur Peak Funds. The Fund retains the right to make exceptions to any Fund closure or limitation on purchases.

The Fund offers two classes of shares, Investor Class and Institutional Class shares. The minimum initial investment for both share classes is $1,000 for each account; except that the minimum to open an UGMA/UTMA or a Coverdell Education Savings Account is $100. There is no subsequent minimum investment amount for either share class.

Purchases, exchanges and redemptions may be made on any day the New York Stock Exchange is open for trading through institutional channels, such as financial intermediaries and retirement platforms, or directly with the Fund through the Fund’s website at www.grandeurpeakglobal.com, by telephone at 855-377-PEAK(7325) or by regular mail at P.O. Box 13664, Denver, CO 80201.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions may be taxed as ordinary income, capital gains, qualified dividend income or section 199A dividends, except when your investment is held in an IRA, 401(k) or other tax-advantaged investment plan. Subsequent withdrawals from a tax-advantaged investment plan will be subject to special tax rules.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Grandeur Peak Funds GLOBAL REACH FUND

SUMMARY SECTION

GRANDEUR PEAK GLOBAL REACH FUND (THE “FUND”)

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Redemption Fee (as a percentage of or amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.10%	1.10%
Distribution and service (12b-1) fees	0.25%	None
Other Expenses	0.17%	0.17%
Total Annual Fund Operating Expenses	1.52%	1.27%
Fee Waiver and Expense Reimbursement(1)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.52%	1.27%

(1)

Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.60% and 1.35% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2022. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2022 except with the approval of the Fund’s Board of Trustees.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2022. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Investor Class	$155	$480	$829	$1,810
Institutional Class	$129	$403	$697	$1,532

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in more income taxes when Fund shares are held in a taxable account. For the Fund’s most recent fiscal year end, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in foreign and domestic small- and micro-cap companies. Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase. The Fund will typically invest in securities issued by companies economically tied to at least ten countries, including the United States. The Fund will invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are economically tied to countries outside the United States. The Adviser generally considers a company to be economically tied to a market based on where the company is organized, headquartered, has its primary stock exchange listing, or has substantial concentration of assets or revenues.

The Fund may invest a significant amount of its total assets (up to 50% under normal market conditions) at the time of purchase in securities issued by companies economically tied to emerging and frontier market countries. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among

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Grandeur Peak Funds GLOBAL REACH FUND

their global peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser seeks to evaluate each company’s long-term potential and sustainability, which includes understanding its approach to environmental, social and governance issues. The Adviser travels extensively to visit companies, when it is considered safe to do so, and expects to talk with senior management.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early stage companies and Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

PRINCIPAL RISKS OF THE FUND

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, and could cause the remaining shareholders in the Fund to lose money. This redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Micro-Cap Company Risk. The securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small- or mid-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. The Fund may need more time to purchase or sell its positions in such securities. Some micro-cap companies may not have much publicly available information relative to larger companies. Micro-cap companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments.

Region Risk. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies. A risk of not hedging currencies is that if the U.S. dollar strengthens, returns from foreign markets will be less when converted into U.S. dollars.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. Certain foreign markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including

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Grandeur Peak Funds GLOBAL REACH FUND

by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may not be entitled to either a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

Sector Weightings Risk. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

COVID-19 Risk. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

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Grandeur Peak Funds GLOBAL REACH FUND

Annual Total Returns (years ended 12/31)

Best Quarter – June 30, 2020	34.04%
Worst Quarter – March 31, 2020	-23.72%

The Fund’s Investor Class shares year-to-date returns as of June 30, 2021 was 15.54%.

Average Annual Total Returns
(for the periods ended December 31, 2020)

Grandeur Peak Global Reach	1 Year	5 Years	Since Inception (June 19, 2013)
Investor
Return Before Taxes	41.10%	16.62%	14.47%
Return After Taxes on Distributions	38.57%	15.49%	13.51%
Return After Taxes on Distributions and Sale of Fund Shares	26.11%	13.27%	11.74%
Institutional
Return Before Taxes	41.51%	16.89%	14.74%
MSCI ACWI Small Cap Index (reflects no deductions for fees, expenses or taxes)	16.83%	11.88%	10.08%
MSCI ACWI IMI Index (reflects no deductions for fees, expenses or taxes)	16.81%	12.73%	10.49%

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

INVESTMENT ADVISER

Grandeur Peak Global Advisors, LLC is the investment adviser to the Fund.

PORTFOLIO MANAGERS

Portfolio Managers: Amy Hu Sunderland, since inception in 2013. Liping Cai, since 2015. Stuart Rigby, since 2015. Brad Barth since 2016. Mark Madsen since 2016. Juliette Douglas, since 2018. Conner Whipple, since August 2021. Phil Naylor, since August 2021. Tyler Glauser, since August 2021.

Guardian Portfolio Manager: Randy Pearce, since inception in 2013.

PURCHASE AND SALE OF FUND SHARES

As of the close of business on May 28, 2021, the Fund closed to new investors seeking to purchase shares of the Fund through third party intermediaries subject to certain exceptions for financial advisors with an established position in the Fund and participants in certain qualified retirement plans with an existing position in the Fund. The Fund remains open to purchases directly from Grandeur Peak Funds by existing investors and by new investors. The Fund retains the right to make exceptions to any Fund closure or limitation on purchases.

The Fund offers two classes of shares, Investor Class and Institutional Class shares. The minimum initial investment for both share classes is $1,000 for each account; except that the minimum to open an UGMA/UTMA or a Coverdell Education Savings Account is $100. There is no subsequent investment minimum for either share class.

Purchases, exchanges and redemptions may be made on any day the New York Stock Exchange is open for trading through institutional channels, such as financial intermediaries and retirement platforms, or directly with the Fund through the Fund’s website at www.grandeurpeakglobal.com, by telephone at 855-377-PEAK(7325) or by regular mail at P.O. Box 13664, Denver, CO 80201.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions may be taxed as ordinary income, capital gains, qualified dividend income or section 199A dividends, except when your investment is held in an IRA, 401(k) or other tax-advantaged investment plan. Subsequent withdrawals from a tax-advantaged investment plan will be subject to special tax rules.

Grandeur Peak Funds | 2021 Prospectus	23

Grandeur Peak Funds GLOBAL REACH FUND

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

24	855-377-PEAK(7325) | www.grandeurpeakglobal.com

Grandeur Peak Funds GLOBAL STALWARTS FUND

SUMMARY SECTION

GRANDEUR PEAK GLOBAL STALWARTS FUND (THE “FUND”)

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution and service (12b-1) fees	0.25%	None
Total Other Expenses	0.16%	0.16%
Total Annual Fund Operating Expenses	1.21%	0.96%
Fee Waiver and Expense Reimbursement(1)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.21%	0.96%

(1)

Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.35% and 1.10% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2022. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. This agreement may not be terminated or modified prior to August 31, 2022 except with the approval of the Fund’s Board of Trustees.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2022. Any agreement by the Adviser to waive fees is only included for the one-year period in the expense example. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number Of Years You Own Your Shares	1 Year	3 Years	5 Years	10 Years
Investor Shares	$123	$384	$665	$1,464
Institutional Shares	$98	$306	$531	$1,177

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in more income taxes when Fund shares are held in a taxable account. For the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in foreign and domestic companies.

Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities of foreign and domestic companies with market capitalizations of more than $1.5 billion at the time of purchase.

The Fund will invest a significant portion of its total assets in securities issued by companies that are economically tied to countries outside the United States. The Adviser generally considers a company to be economically tied to a market based on where the company is organized, headquartered, has its primary stock exchange listing, or has substantial concentration of assets or revenues. The Fund may invest a significant amount of its total assets in securities issued by companies economically tied to emerging and frontier market countries. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser seeks to evaluate each company’s long-term potential and sustainability, which

Grandeur Peak Funds | 2021 Prospectus	25

Grandeur Peak Funds GLOBAL STALWARTS FUND

includes understanding its approach to environmental, social and governance issues. The Adviser travels extensively to visit companies, when it is considered safe to do, and expects to talk with senior management.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early stage companies and Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

PRINCIPAL RISKS OF THE FUND

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, and could cause the remaining shareholders in the Fund to lose money. This redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Region Risk. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies. A risk of not hedging currencies is that if the U.S. dollar strengthens, returns from foreign markets will be less when converted into U.S. dollars.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. Certain foreign markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Small Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

26	855-377-PEAK(7325) | www.grandeurpeakglobal.com

Grandeur Peak Funds GLOBAL STALWARTS FUND

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Sector Weightings Risk. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

Foreign Tax Risk. A Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. A Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by a Fund, shareholders may not be entitled to either a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

COVID-19 Risk. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Annual Total Returns (years ended 12/31)

Best Quarter – June 30, 2020	37.80%
Worst Quarter – March 31, 2020	-22.99%

The Fund’s Investor Class shares year-to-date returns as of June 30, 2021 was 15.65%.

Grandeur Peak Funds | 2021 Prospectus	27

Grandeur Peak Funds GLOBAL STALWARTS FUND

Average Annual Total Returns
(for the periods ended December 31, 2020)

	1 Year	5 Years	Since Inception (September 2, 2015)
Investor
Return Before Taxes	40.69%	17.46%	17.45%
Return After Taxes on Distributions	39.64%	16.95%	16.97%
Return After Taxes on Distributions and Sale of Fund Shares	24.82%	14.09%	14.15%
Institutional
Return Before Taxes	41.13%	17.76%	17.76%
MSCI ACWI Mid Cap Index (reflects no deductions for fees, expenses or taxes)	15.65%	11.42%	11.25%

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

INVESTMENT ADVISER

Grandeur Peak Global Advisors LLC is the investment adviser to the Fund.

PORTFOLIO MANAGERS

Lead Portfolio Managers: Randy Pearce, since inception in September 2015. Brad Barth, since August 2019.

Guardian Portfolio Manager: Robert Gardiner, since inception in September 2015.

PURCHASE AND SALE OF FUND SHARES

The Fund offers two classes of shares, Investor Class and Institutional Class shares. The minimum initial investment for both share classes is $1,000 for each account; except that the minimum to open an UGMA/UTMA or a Coverdell Education Savings Account is $100. There is no subsequent investment minimum for either share class.

Purchases, exchanges and redemptions may be made on any day the New York Stock Exchange is open for trading through institutional channels, such as financial intermediaries and retirement platforms, or directly with the Fund through the Fund’s website at www.grandeurpeakglobal.com, by telephone at 855-377-PEAK(7325) or by regular mail at P.O. Box 13664, Denver, CO 80201.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions may be taxed as ordinary income, capital gains, qualified dividend income or section 199A dividends, except when your investment is held in an IRA, 401(k) or other tax-advantaged investment plan. Subsequent withdrawals from a tax-advantaged investment plan will be subject to special tax rules.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28	855-377-PEAK(7325) | www.grandeurpeakglobal.com

Grandeur Peak Funds INTERNATIONAL OPPORTUNITIES FUND

SUMMARY SECTION

GRANDEUR PEAK INTERNATIONAL OPPORTUNITIES FUND (THE “FUND”)

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Distribution and service (12b-1) fees	0.25%	None
Total Other Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses(1)	1.61%	1.36%
Fee Waiver and Expense Reimbursement(2)(3)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(1)	1.61%	1.36%

(1)	Expenses have been restated to reflect current fees.

(2)

Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.75% and 1.50% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2022. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Funds will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2022 except with the approval of the Fund’s Board of Trustees.

(3)

As part as the same Expense Agreement, the Adviser has agreed through at least August 31, 2022 to waive annual management fees of 1.25% to 1.00% to the extent that the assets of the Fund exceed an average daily net asset level of $500 million. This waiver of management fees is not subject to recapture by the Adviser.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2022. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Investor Class	$164	$508	$876	$1,909
Institutional Class	$138	$431	$744	$1,633

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. For the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in small- and micro-cap companies economically tied to countries outside the United States.

Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities of foreign companies with market capitalizations of less than $5 billion at the time of purchase. Under normal market conditions, the Fund will invest in companies economically tied to at least five of the countries included in the MSCI AC World Ex-U.S.A. Small Cap Index.

The Fund may invest a significant amount of its total assets (up to 60% under normal market conditions) at the time of purchase in securities issued by companies economically tied to emerging and frontier markets. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets. The Adviser generally considers a company to be economically tied to a market based on where the company is organized, headquartered, has its primary stock exchange listing, or has substantial concentration of assets or revenues.

Grandeur Peak Funds | 2021 Prospectus	29

Grandeur Peak Funds INTERNATIONAL OPPORTUNITIES FUND

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser seeks to evaluate each company’s long-term potential and sustainability, which includes understanding its approach to environmental, social and governance issues. The Adviser travels extensively to visit companies, when it is considered safe to do so, and expects to talk with senior management.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early stage companies and Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

PRINCIPAL RISKS OF THE FUND

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, and could cause the remaining shareholders in the Fund to lose money. This redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Micro-Cap Company Risk. The securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small- or mid-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. The Fund may need more time to purchase or sell its positions in such securities. Some micro-cap companies may not have much publicly available information relative to larger companies. Micro-cap companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments.

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. Certain foreign markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Region Risk. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to

30	855-377-PEAK(7325) | www.grandeurpeakglobal.com

Grandeur Peak Funds INTERNATIONAL OPPORTUNITIES FUND

time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies. A risk of not hedging currencies is that if the U.S. dollar strengthens, returns from foreign markets will be less when converted into U.S. dollars.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Foreign Tax Risk. A Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. A Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by a Fund, shareholders may not be entitled to either a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be less liquid, privately traded and more volatile and speculative than the securities of larger companies.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Sector Weightings Risk. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

COVID-19 Risk. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Grandeur Peak Funds | 2021 Prospectus	31

Grandeur Peak Funds INTERNATIONAL OPPORTUNITIES FUND

Annual Total Returns (years ended 12/31)

Best Quarter- June 30, 2020	36.12%
Worst Quarter- March 31, 2020	-25.50%

The Fund’s Investor Class shares year-to-date return as of June 30, 2021 was 14.35%.

Average Annual Total Returns
(for the periods ended December 31, 2020)

	1 Year	5 Years	Since Inception (October 17, 2011)
Investor
Return Before Taxes	36.81%	14.35%	14.57%
Return After Taxes on Distributions	35.74%	13.16%	13.41%
Return After Taxes on Distributions and Sale of Fund Shares	22.55%	11.32%	11.87%
Institutional
Return Before Taxes	37.08%	14.58%	14.81%
MSCI ACWI ex USA Small Cap Index (reflects no deductions for fees, expenses or taxes)	14.67%	9.78%	8.69%
MSCI ACWI ex USA IMI Index (reflects no deductions for fees, expenses or taxes)	11.59%	9.49%	7.44%

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

INVESTMENT ADVISER

Grandeur Peak Global Advisors, LLC is the investment adviser to the Fund.

PORTFOLIO MANAGERS

Lead Portfolio Managers: Blake Walker, since inception in 2011. Juliette Douglas, since 2020.

Guardian Portfolio Manager: Mark Madsen, since 2018.

PURCHASE AND SALE OF FUND SHARES

As of the close of business on February 26, 2021, the Fund closed to purchases, from new or existing investors, through financial intermediaries unless the purchase is part of: a retirement plan which held the Fund prior to this closure, an automatic reinvestment of a distribution made by the Fund, or a de minimis annual rebalancing approved by a member of the Grandeur Peak client team. The Fund remains open to purchases from existing investors, and to new investors who purchase directly from Grandeur Peak Funds. The Fund retains the right to make exceptions to any Fund closure or limitation on purchases.

The Fund offers two classes of shares, Investor Class and Institutional Class shares. The minimum initial investment for both share classes is $1,000 for each account; except that the minimum to open an UGMA/UTMA or a Coverdell Education Savings Account is $100. There is no subsequent investment minimum for either share class.

Purchases, exchanges and redemptions may be made on any day the New York Stock Exchange is open for trading through institutional channels, such as financial intermediaries and retirement platforms, or directly with the Fund through the Fund’s website at www.grandeurpeakglobal.com, by telephone at 855-377-PEAK(7325) or by regular mail at P.O. Box 13664, Denver, CO 80201.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions may be taxed as ordinary income, capital gains, qualified dividend income or section 199A dividends, except when your investment is held in an IRA, 401(k) or other tax-advantaged investment plan. Subsequent withdrawals from a tax-advantaged investment plan will be subject to special tax rules.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

32	855-377-PEAK(7325) | www.grandeurpeakglobal.com

Grandeur Peak Funds INTERNATIONAL STALWARTS FUND

SUMMARY SECTION

GRANDEUR PEAK INTERNATIONAL STALWARTS FUND
(THE “FUND”)

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution and service (12b-1) fees	0.25%	None
Total Other Expenses	0.10%	0.10%
Total Annual Fund Operating Expenses	1.15%	0.90%
Fee Waiver and Expense Reimbursement(1)	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.15%	0.90%

(1)

Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.35% and 1.10% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2022. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Funds will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. This agreement may not be terminated or modified prior to August 31, 2022 except with the approval of the Fund’s Board of Trustees.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2022. Any agreement by the Adviser to waive fees is only included for the one-year period in the expense example. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number Of Years You Own Your Shares	1 Year	3 Years	5 Years	10 Years
Investor Class	$117	$365	$633	$1,396
Institutional Class	$92	$287	$498	$1,107

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. For the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in companies economically tied to countries outside the United States.

Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities of companies economically tied to countries outside the United States with market capitalizations of more than $1.5 billion at the time of purchase.

The Fund may invest a significant amount of its total assets in securities issued by companies economically tied to emerging and frontier market countries. The Adviser generally considers a company to be economically tied to a market based on where the company is organized, headquartered, has its primary stock exchange listing, or has substantial concentration of assets or revenues. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser seeks to evaluate each company’s long-term potential and sustainability, which includes understanding its approach to environmental, social

Grandeur Peak Funds | 2021 Prospectus	33

Grandeur Peak Funds INTERNATIONAL STALWARTS FUND

and governance issues. The Adviser travels extensively to visit companies, when it is considered safe to do so, and expects to talk with senior management.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early stage companies and Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

PRINCIPAL RISKS OF THE FUND

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, and could cause the remaining shareholders in the Fund to lose money. This redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. Certain foreign markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Region Risk. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments.

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies. A risk of not hedging currencies is that if the U.S. dollar strengthens, returns from foreign markets will be less when converted into U.S. dollars.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Small Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

34	855-377-PEAK(7325) | www.grandeurpeakglobal.com

Grandeur Peak Funds INTERNATIONAL STALWARTS FUND

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be less liquid, privately traded and more volatile and speculative than the securities of larger companies.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Sector Weightings Risk. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased relative exposure to the price movements of those sectors.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Foreign Tax Risk. A Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. A Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by a Fund, shareholders may not be entitled to a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

COVID-19 Risk. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Annual Total Returns (years ended 12/31)

Best Quarter- June 30, 2020	36.19%
Worst Quarter- March 31, 2020	-22.77%

The Fund’s Investor Class shares year-to-date return as of June 30, 2021 was 16.52%.

Grandeur Peak Funds | 2021 Prospectus	35

Grandeur Peak Funds INTERNATIONAL STALWARTS FUND

Average Annual Total Returns
(for the periods ended December 31, 2020)

	1 Year	5 Years	Since Inception (September 2, 2015)
Investor
Return Before Taxes	38.16%	16.50%	17.04%
Return After Taxes on Distributions	38.09%	16.29%	16.83%
Return After Taxes on Distributions and Sale of Fund Shares	22.64%	13.33%	13.85%
Institutional
Return Before Taxes	38.49%	16.79%	17.32%
MSCI ACWI ex USA Mid Cap Index (reflects no deductions for fees, expenses or taxes)	10.71%	9.05%	8.97%
MSCI ACWI ex USA Small Cap Index (reflects no deductions for fees, expenses or taxes)	14.67%	9.78%	10.01%

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

INVESTMENT ADVISER

Grandeur Peak Global Advisors LLC is the investment adviser to the Fund.

PORTFOLIO MANAGERS

Lead Portfolio Managers: Randy Pearce, since inception in 2015. Brad Barth, since 2018.

Guardian Portfolio Manager: Blake Walker, since inception in 2015.

PURCHASE AND SALE OF FUND SHARES

As of the close of business on February 26, 2021, the Fund closed to purchases, from new or existing investors, through financial intermediaries unless the purchase is part of: a retirement plan which held the Fund prior to this closure, an automatic reinvestment of a distribution made by the Fund, or a de minimis annual rebalancing approved by a member of the Grandeur Peak client team. The Fund remains open to purchases from existing investors, and to new investors who purchase directly from Grandeur Peak Funds. The Fund retains the right to make exceptions to any Fund closure or limitation on purchases.

The Fund offers two classes of shares, Investor Class and Institutional Class shares. The minimum initial investment for both share classes is $1,000 for each account; except that the minimum to open an UGMA/UTMA or a Coverdell Education Savings Account is $100. There is no subsequent investment minimum for either share class.

Purchases, exchanges and redemptions may be made on any day the New York Stock Exchange is open for trading through institutional channels, such as financial intermediaries and retirement platforms, or directly with the Fund through the Fund’s website at www.grandeurpeakglobal.com, by telephone at 855-377-PEAK(7325) or by regular mail at P.O. Box 13664, Denver, CO 80201.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions may be taxed as ordinary income, capital gains, qualified dividend income or section 199A dividends, except when your investment is held in an IRA, 401(k) or other tax-advantaged investment plan. Subsequent withdrawals from a tax-advantaged investment plan will be subject to special tax rules.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

36	855-377-PEAK(7325) | www.grandeurpeakglobal.com

Grandeur Peak Funds US STALWARTS FUND

SUMMARY SECTION

GRANDEUR PEAK US STALWARTS FUND (THE “FUND”)

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Redemption Fee (as a percentage of or amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and service (12b-1) fees	None
Total Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.11%
Fee Waiver and Expense Reimbursement(1)	-0.11%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.00%

(1)

Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.00% of the Fund’s average daily net assets for the Fund’s Institutional Class Shares. This agreement (the “Expense Agreement”) shall continue at least through August 31, 2022. The Adviser will be permitted to recapture expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2022 except with the approval of the Fund’s Board of Trustees.

EXAMPLE

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on August 31, 2022. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$102	$342	$601	$1,341

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in more income taxes when Fund shares are held in a taxable account. For the most recent fiscal year the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Through October 30, 2021, the following paragraph applies:

Under normal market conditions, the Adviser will invest at least 80% of the Fund’s assets at the time of purchase in equity securities of companies that are domiciled in the United States. Domicile is determined by where the company is organized, headquartered, or has substantial concentration of assets or revenues. Domestic companies may have exposure to foreign countries. The Fund may also invest in securities of companies domiciled outside of the United States. The Adviser will invest the Fund’s assets primarily in equity securities with market capitalizations of more than $1.5 billion at the time of purchase.

Effective October 31, 2021, the preceding paragraph will be replaced by the following paragraph:

Under normal market conditions, the Adviser will invest at least 80% of the Fund’s assets at the time of purchase in equity securities of companies that are economically tied to the United States. The Adviser generally considers a company to be economically tied to a market based on where the company is organized, headquartered, has its primary stock exchange listing, or has substantial concentration of assets or revenues. Domestic companies may have exposure to foreign countries. The Fund may also invest in securities of companies economically tied to countries outside of the United States. The Adviser will invest the Fund’s assets primarily in equity securities with market capitalizations of more than $1.5 billion at the time of purchase.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser seeks to evaluate each company’s long-term potential and sustainability, which includes understanding

Grandeur Peak Funds | 2021 Prospectus	37

Grandeur Peak Funds US STALWARTS FUND

its approach to environmental, social and governance issues. The Adviser travels extensively to visit companies, when it is considered safe to do so, and expects to talk with senior management.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early stage companies and Initial Public Offerings (IPOs).

The Fund seeks to invest in what the Adviser believes to be the best investments available without regard to benchmark weightings. The Adviser may significantly shift Fund assets between sectors based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors.

PRINCIPAL RISKS OF THE FUND

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, and could cause the remaining shareholders in the Fund to lose money. This redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Small-Cap Company Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Mid-Cap Company Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.

Sector Weightings Risk. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single sector. To the extent the Fund invests in only a few sectors it may have increased relative exposure to the price movements of those sectors.

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. Certain foreign markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there

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Grandeur Peak Funds US STALWARTS FUND

may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. Such companies may be negatively impacted by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Emerging and frontier markets have increased risk of political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

New Fund Risk. The Fund was recently formed and therefore has limited performance history for investors to evaluate.

COVID-19 Risk. The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

PERFORMANCE INFORMATION

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

INVESTMENT ADVISER

Grandeur Peak Global Advisors, LLC is the investment adviser to the Fund.

PORTFOLIO MANAGERS

Lead Portfolio Managers: Randy Pearce, since inception in March 2020. Brad Barth, since inception in March 2020.

Guardian Portfolio Manager: Stuart Rigby, since inception in 2020.

PURCHASE AND SALE OF FUND SHARES

The Fund offers Institutional Class shares. The minimum initial investment is $1,000 for each account; except that the minimum to open an UGMA/UTMA or a Coverdell Education Savings Account is $100. There is no subsequent minimum investment amount.

Purchases, exchanges and redemptions may be made on any day the New York Stock Exchange is open for trading through institutional channels, such as financial intermediaries and retirement platforms, or directly with the Fund through the Fund’s website at www.grandeurpeakglobal.com, by telephone at 855-377-PEAK(7325) or by regular mail at P.O. Box 13664, Denver, CO 80201.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions may be taxed as ordinary income, capital gains, qualified dividend income or section 199A dividends, except when an investment is held in an IRA, 401(k) or other tax-advantaged investment plan. Subsequent withdrawals from a tax-advantaged investment plan will be subject to special tax rules.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Grandeur Peak Funds | 2021 Prospectus	39

Grandeur Peak Funds

GRANDEUR PEAK EMERGING MARKETS OPPORTUNITIES FUND

GRANDEUR PEAK GLOBAL CONTRARIAN FUND

GRANDEUR PEAK GLOBAL MICRO CAP FUND

GRANDEUR PEAK GLOBAL OPPORTUNITIES FUND

GRANDEUR PEAK GLOBAL REACH FUND

GRANDEUR PEAK GLOBAL STALWARTS FUND

GRANDEUR PEAK INTERNATIONAL OPPORTUNITIES FUND

GRANDEUR PEAK INTERNATIONAL STALWARTS FUND

GRANDEUR PEAK US STALWARTS FUND

(EACH, A “FUND” AND COLLECTIVELY, THE “FUNDS”)

Investment Objectives and Principal Strategies

This section describes each Fund’s investment objective and principal investment strategies. See “More on Each Fund’s Investments and Related Risks” in this Prospectus and the Statement of Additional Information for more information about each Fund’s investments and the risks of investing.

INVESTMENT OBJECTIVES

Each Fund seeks to achieve long-term growth of capital.

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

The Funds’ Board of Trustees (the “Board”) may change a Fund’s investment objective or a Fund’s principal investment strategies without a shareholder vote. The Funds will notify you in writing at least sixty (60) days before making any such change. If there is a material change to a Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

PRINCIPAL INVESTMENT STRATEGIES

Grandeur Peak Emerging Markets Opportunities Fund

Through October 30, 2021, the following two paragraphs apply:

The Fund currently invests primarily in micro- to mid-cap companies (as further described below) domiciled in emerging or frontier markets.

Under normal market conditions, the Adviser will invest at least 80% of the Fund’s assets in equity securities of companies that are domiciled in emerging or frontier markets. Emerging and frontier markets include all countries currently excluded from the MSCI World Index of developed countries. Domicile is determined by where the company is organized, headquartered, or has substantial concentration of assets or revenues.

Effective October 31, 2021, the preceding paragraphs will be replaced by the following paragraph:

The Fund currently invests primarily in micro- to mid-cap companies (as further described below) that are economically tied to emerging or frontier markets. Under normal market conditions, the Adviser will invest at least 80% of the Fund’s assets in equity securities of such companies. The Adviser generally considers a company to be economically tied to a market based on where the company is organized or headquartered, the stock exchange where the company is listed, or where the company has a substantial concentration of assets or revenues. Emerging and frontier markets include all countries excluded from the MSCI World Index of developed countries.

The Fund will typically invest in securities issued by companies economically tied to each of at least three emerging or frontier markets. The Fund will invest the Fund’s assets primarily in companies with market capitalizations of less than $5 billion at the time of purchase. The Fund may invest a significant portion of its total assets in micro-cap companies with market capitalizations below $1 billion (up to 90% at the time of purchase under normal market conditions).

The Fund may also invest a portion of its total assets (up to 50% under normal market conditions) in securities of companies with market capitalizations of greater than $5 billion at the time of purchase when the companies meet our investment criteria.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser seeks to evaluate each company’s long-term potential and sustainability, which includes understanding its approach to environmental, social and governance issues. The Adviser travels extensively to visit companies, when it is considered safe to do so, and expects to talk with senior management.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential.

At times, the Fund may invest in early stage companies with limited or no earnings and in Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Grandeur Peak Global Contrarian Fund

The Fund invests primarily in foreign and domestic small- and micro-cap companies. Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase.

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Grandeur Peak Funds

The Fund will invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are economically tied to multiple countries outside the United States. The Adviser generally considers a company to be economically tied to a market based on where the company is organized, headquartered, has its primary stock exchange listing, or has substantial concentration of assets or revenues. The Fund may invest a significant amount of its total assets (up to 50% under normal market conditions) at the time of purchase in securities issued by companies that are economically tied to emerging and frontier markets. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify value-based investment opportunities. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser seeks to evaluate each company’s long-term potential and sustainability, which includes understanding its approach to environmental, social and governance issues. The Adviser travels extensively to visit companies, when it is considered safe to do so, and expects to talk with senior management.

The Fund primarily invests in companies which the Adviser believes are trading at particularly attractive valuations relative to their long-term potential. The companies will typically fall into one of these categories at the time or purchase:

●	“Core Contrarian”—what the Adviser believes to be best-in-class growth companies, but which are part of a currently out-of-favor industry, sector, or geography.

●	“Fallen Angels”—high quality growth companies that the Adviser believes have hit a temporary setback relative to their long-term growth potential.

●

“Undiscovered Gems”—smaller growth companies that the Adviser believes are undervalued because they are lesser known, have high product or client concentration, or are otherwise not well understood yet by the market.

The Fund may also invest in companies that do not fit into one of these three categories, but which the Adviser believes are trading at attractive valuations with potential returns consistent with the objective of the Fund. The Fund may invest in early stage companies and Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the most attractive investments available without regard to benchmark weightings in regions, countries or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best long-term opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Grandeur Peak Global Micro Cap Fund

The Fund invests primarily in foreign and domestic micro-cap companies.

Under normal market conditions, the Adviser will invest at least 80% of the Fund’s assets in equity securities (including common stock, preferred stock, securities convertible into common stock, warrants, and rights) of foreign and domestic companies with market capitalizations of less than $1 billion at the time of purchase.

The Fund will invest a significant portion of its total assets in securities issued by companies that are economically tied to countries outside the United States. The Adviser generally considers a company to be economically tied to a market based on where the company is organized, headquartered, has its primary stock exchange listing, or has substantial concentration of assets or revenues. The Fund may invest a significant amount of its total assets in securities issued by companies economically tied to emerging and frontier market countries. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser seeks to evaluate each company’s long-term potential and sustainability, which includes understanding its approach to environmental, social and governance issues. The Adviser travels extensively to visit companies, when it is considered safe to do so, and expects to talk with senior management.

The Fund may invest in early stage companies and in Initial Public Offerings (IPOs).

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential.

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Grandeur Peak Global Opportunities Fund

The Fund invests primarily in foreign and domestic small- and micro-cap companies. Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase.

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Grandeur Peak Funds

The Fund will typically invest in securities issued by companies economically tied to at least three countries, including the United States. The Fund will invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are economically tied to countries outside the United States. The Adviser generally considers a company to be economically tied to a market based on where the company is organized, headquartered, has its primary stock exchange listing, or has substantial concentration of assets or revenues.

The Fund may invest a significant amount of its total assets (up to 50% under normal market conditions) at the time of purchase in securities issued by companies economically tied to emerging and frontier market countries. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser seeks to evaluate each company’s long-term potential and sustainability, which includes understanding its approach to environmental, social and governance issues. The Adviser travels extensively to visit companies, when it is considered safe to do so, and expects to talk with senior management.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have an appealing valuation relative to their long-term growth potential.

At times, the Fund may invest in early stage companies and in Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Grandeur Peak Global Reach Fund

The Fund invests primarily in foreign and domestic small- and micro-cap companies. Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities (including common stock, preferred stock and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase.

The Fund will typically invest in securities issued by companies economically tied to at least ten countries, including the United States. The Fund will invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are economically tied to countries outside the United States. The Adviser generally considers a company to be economically tied to a market based on where the company is organized, headquartered, has its primary stock exchange listing, or has substantial concentration of assets or revenues.

The Fund may invest a significant amount of its total assets (up to 50% under normal market conditions) at the time of purchase in securities issued by companies economically tied to emerging and frontier market countries. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser seeks to evaluate each company’s long-term potential and sustainability, which includes understanding its approach to environmental, social and governance issues. The Adviser travels extensively to visit companies, when it is considered safe to do so, and expects to talk with senior management.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential.

At times, the Fund may invest in early stage companies and in Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Grandeur Peak Global Stalwarts Fund

The Fund invests primarily in foreign and domestic companies.

Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities (including common stock, preferred stock, securities convertible into common stock, warrants, and rights) of foreign and domestic companies with market capitalizations of more than $1.5 billion at the time of purchase.

The Fund will invest a significant portion of its total assets in securities issued by companies that are economically tied to countries outside the United States. The Adviser generally considers a company to be economically tied to a market based on where the company is organized, headquartered, has its primary stock exchange listing, or has substantial concentration

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Grandeur Peak Funds

of assets or revenues. The Fund may invest a significant amount of its total assets in securities issued by companies economically tied to emerging and frontier market countries. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser seeks to evaluate each company’s long-term potential and sustainability, which includes understanding its approach to environmental, social and governance issues. The Adviser travels extensively to visit companies, when it is considered safe to do so, and expects to talk with senior management.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential.

At times, the Fund may invest in early stage companies and in Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Grandeur Peak International Opportunities Fund

The Fund invests primarily in small- and micro-cap companies economically tied to countries outside the United States.

Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities of foreign companies with market capitalizations of less than $5 billion at the time of purchase. Under normal market conditions, the Fund will invest in companies economically tied to at least five of the countries included in the MSCI AC World Ex-U.S.A. Small Cap Index.

The Fund may invest a significant amount of its total assets (up to 60% under normal market conditions) at the time of purchase in securities issued by companies economically tied to emerging and frontier markets. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets. The Adviser generally considers a company to be economically tied to a market based on where the company is organized, headquartered, has its primary stock exchange listing, or has substantial concentration of assets or revenues.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser seeks to evaluate each company’s long-term potential and sustainability, which includes understanding its approach to environmental, social and governance issues. The Adviser travels extensively to visit companies, when it is considered safe to do so, and expects to talk with senior management.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential.

At times, the Fund may invest in early stage companies and in Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Grandeur Peak International Stalwarts Fund

The Fund invests primarily in companies economically tied to countries outside the United States.

Under normal market conditions, the Adviser will invest the Fund’s assets primarily in equity securities of companies economically tied to countries outside the United States with market capitalizations of more than $1.5 billion at the time of purchase.

The Fund may invest a significant amount of its total assets in securities issued by companies economically tied to emerging and frontier market countries. The Adviser generally considers a company to be economically tied to a market based on where the company is organized, headquartered, has its primary stock exchange listing, or has substantial concentration of assets or revenues. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their global peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser seeks to evaluate each company’s long-term potential and sustainability, which includes understanding its approach to environmental, social and governance issues. The Adviser travels extensively to visit companies, when it is considered safe to do so, and expects to talk with senior management.

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Grandeur Peak Funds

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential.

At times, the Fund may invest in early stage companies and in Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Grandeur Peak US Stalwarts Fund

Through October 30, 2021, the following paragraph applies:

Under normal market conditions, the Adviser will invest at least 80% of the Fund’s assets at the time of purchase in equity securities of companies that are domiciled in the United States. Domicile is determined by where the company is organized, headquartered, or has substantial concentration of assets or revenue. Domestic companies may have exposure to foreign countries. The Fund may also invest in securities of companies domiciled outside of the United States. The Adviser will invest the Fund’s assets primarily in equity securities with market capitalizations of more than $1.5 billion at the time of purchase.

Effective October 31, 2021, the preceding paragraph will be replaced by the following paragraph:

Under normal market conditions, the Adviser will invest at least 80% of the Fund’s assets at the time of purchase in equity securities of companies that are economically tied to the United States. The Adviser generally considers a company to be economically tied to a market based on where the company is organized, headquartered, has its primary stock exchange listing, or has substantial concentration of assets or revenues. Domestic companies may have exposure to foreign countries. The Fund may also invest in securities of companies economically tied to countries outside of the United States. The Adviser will invest the Fund’s assets primarily in equity securities with market capitalizations of more than $1.5 billion at the time of purchase.

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be best-in-class among their peers. This fundamental analysis generally includes studying the company, its industry, and its competitors, as well as talking with the management team. The Adviser typically regards “stalwart” companies as those displaying some mix of the following characteristics: quality management, meaningful competitive advantage, a business model indicative of potential for good cash flow and a solid balance sheet, and recurring solid growth. The Adviser seeks to evaluate each company’s long-term potential and sustainability, which includes understanding its approach to environmental, social and governance issues. The Adviser travels extensively to visit companies, when it is considered safe to do so, and expects to talk with senior management.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early stage companies and Initial Public Offerings (IPOs).

The Fund seeks to invest in what the Adviser believes to be the best investments available without regard to benchmark weightings. The Adviser may significantly shift Fund assets between sectors based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors.

More on Each Fund’s Investments and Related Risks

The Funds’ investment objectives and principal investment strategies are described above under “Investment Objective and Principal Investment Strategies”. This section provides additional information about the Funds’ investment strategies and certain portfolio management techniques the Funds may use, as well as the principal and other risks that may affect the Funds’ portfolio. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Funds’ Statement of Additional Information (“SAI”), which is available without charge upon request (see back cover).

The Funds’ portfolio managers seek to ensure that investments are compatible with a Fund’s investment objectives and strategies. They use “bottom-up” fundamental analysis to identify companies that they believe have outstanding investment potential. The research process includes prescreening potential investments using databases and industry contacts, analyzing annual reports and financial statements, making onsite visits, meeting with top management, evaluating the competitive environment, looking at distribution channels and identifying areas of potential growth.

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Grandeur Peak Funds

RISKS

There are inherent risks associated with the Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of the Fund are summarized in the Fund’s “Fund Summary” section above and further described following the table. The table below identifies the principal and non-principal risks of the Fund. The Fund may be subject to additional risks other than those described because the types of investment made by the Fund may change over time. For additional information regarding risks of investing in the Fund, please see the SAI.

Risks	Grandeur Peak Emerging Markets Opportunities Fund	Grandeur Peak Global Contrarian Fund	Grandeur Peak Global Opportunities Fund	Grandeur Peak Global Reach Fund	Grandeur Peak International Opportunities Fund
Stock Market Risk	P	P	P	P	P
Stock Selection Risk	P	P	P	P	P
Growth Stock Risk	P	P	P	P	P
Region Risk	P	P	P	P	P
Currency Risk	P	P	P	P	P
Liquidity Risk	P	P	P	P	P
Micro-Cap Company Stock Risk	P	P	P	P	P
Small-Cap Company Stock Risk	P	P	P	P	P
Mid-Cap Company Stock Risk	P	P	P	P	P
Foreign Securities and Foreign Market Risk	P	P	P	P	P
Emerging and Frontier Markets Risk	P	P	P	P	P
Political and Economic Risk	P	P	P	P	P
Regulatory Risk	P	P	P	P	P
Foreign Tax Risk	P	P	P	P	P
Transaction Costs	P	P	P	P	P
Managed Portfolio Risk	P	P	P	P	P
Non-Diversification Risk	N/A	P	N/A	N/A	N/A
Early Stage Companies Risk	P	P	P	P	P
Initial Public Offerings (IPOs) Risk	P	P	P	P	P
Value Investing Risk	P	P	P	P	P
Sector Weightings Risk	P	P	P	P	P
Sector Concentration Risk	N/A	P	N/A	N/A	N/A
Cybersecurity Risk	NP	NP	NP	NP	NP
New Fund Risk	N/A	P	N/A	N/A	N/A
COVID-19 Risks	P	P	P	P	P

Risks	Grandeur Peak Global Stalwarts Fund	Grandeur Peak Global Micro Cap Fund	Grandeur Peak International Stalwarts Fund	Grandeur Peak US Stalwarts Fund
Stock Market Risk	P	P	P	P
Stock Selection Risk	P	P	P	P
Growth Stock Risk	P	P	P	P
Region Risk	P	P	P	N/A
Currency Risk	P	P	P	N/A
Liquidity Risk	NP	P	NP	NP
Micro-Cap Company Stock Risk	N/A	P	N/A	N/A
Small-Cap Company Stock Risk	P	P	P	P
Mid-Cap Company Stock Risk	P	N/A	P	P
Foreign Securities and Foreign Market Risk	P	P	P	P
Emerging and Frontier Markets Risk	P	P	P	N/A
Foreign Country Exposure Risk	N/A	N/A	N/A	P
Political and Economic Risk	P	P	P	NP
Regulatory Risk	P	P	P	NP
Foreign Tax Risk	P	P	P	N/A
Transaction Costs	P	P	P	NP
Managed Portfolio Risk	P	P	P	P
Non-Diversification Risk	N/A	N/A	N/A	P
Early Stage Companies Risk	P	P	P	P
Initial Public Offerings (IPOs) Risk	P	P	P	P
Value Investing Risk	P	P	P	P
Sector Weightings Risk	P	P	P	P
Cybersecurity Risk	NP	NP	NP	NP
New Fund Risk	N/A	N/A	N/A	P
COVID-19 Risks	P	P	P	P

P = Principal Risk	NP = Non-Principal Risk	N/A = Not Applicable

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Grandeur Peak Funds

Stock Market Risk. The Funds’ investments may decline due to movements in the overall stock market. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, a Fund may experience periods of heavy redemptions that could cause a Fund to liquidate its assets at inopportune times or at a loss or depressed value, and could cause the remaining shareholders in a Fund to lose money. This redemption risk is greater to the extent that a Fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs.

Stock Selection Risk. The Funds’ investments may decline in value even when the overall stock market is not in a general decline.

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Micro-Cap Company Stock Risk. The securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small- or mid-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. The Fund may need more time to purchase or sell its positions in such securities. Some micro-cap companies may not have much publicly available information relative to larger companies. Micro-cap companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments.

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Non-Diversification Risk. The Fund can invest a larger portion of its assets in the stocks of a limited number of companies than a diversified fund, which means it may have more exposure to the price movements of a single security or small group of securities than funds that diversify their investments among many companies.

Early Stage Companies Risk. The Funds may invest in early stage companies. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be less liquid, privately traded and more volatile and speculative than the securities of larger companies.

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. Certain foreign markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. Such companies may be negatively impacted by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Emerging and frontier

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markets have increased risk of political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Currency Risk. The U.S. dollar value of a Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of a Fund’s assets that are denominated or traded in that country. In addition, a Fund may incur costs in connection with conversions between various currencies. While both Funds have the ability to hedge against fluctuations in foreign currency exchange rates, neither has a present intention to do so. A risk of not hedging currencies is that if the U.S. dollar strengthens, returns from foreign markets will be less when converted into U.S. dollars.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect a Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Foreign Tax Risk. A Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. A Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by a Fund, shareholders may not be entitled to a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

Region Risk. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, or regulatory developments.

Initial Public Offerings (IPOs) Risk. The Funds may invest in IPOs. IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to such factors as the absence of a prior public market, the small number of shares available for trading and limited investor information. Shares purchased in IPOs may be difficult to sell at a time or price that is desirable.

Sector Weightings Risk. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single sector. If a Fund invests in a few sectors it may have increased relative exposure to the price movements of those sectors.

Sector Concentration Risk. At times, the Funds may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Funds more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more the Funds diversify their investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Cybersecurity. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund may be susceptible to operational, information security and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Funds’ website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Cybersecurity failures or breaches by the Fund’s third-party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent and financial intermediaries) may cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate the Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Fund or its third-party service providers.

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The Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

New Fund Risk. The Fund was recently formed and therefore has limited performance history for investors to evaluate.

COVID-19 Risks. An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has now spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, partial population vaccination, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, government sponsored fiscal stimulus programs, various moratoria on the applicability of certain laws and regulations, as well as general concern and uncertainty. The impact of this coronavirus, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

OTHER STRATEGIES

Temporary Defensive Investments

Each Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in short-term debt securities, cash and cash equivalents. Under such circumstances, a Fund may not achieve its investment objective.

Illiquid Investments

Each Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business (within seven days). For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Fund’s Board, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

Investment Limitations

Except with respect to the illiquid investment restrictions set forth above, all limitations on Fund investments listed in this Prospectus will apply at the time of investment. Neither Fund would violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on a Fund’s investments refer to total assets.

Portfolio Turnover

Each Fund generally intends to purchase securities as long-term investments; however, short-term trading may occur. This means that a Fund may buy a security and sell that security a short period of time after its purchase, and realize gains or losses, if the portfolio managers believe that the sale is in the best interest of the Fund (for example, if the portfolio managers believe an alternative investment has greater potential). This activity will increase the Fund’s portfolio turnover rate and generate higher transaction costs due to commissions and other expenses which could reduce the Fund’s investment performance. In addition, short-term trading may increase the amount of taxable distributions to shareholders which would reduce the after-tax returns of the Fund, and in particular may generate short-term capital gains that when distributed to shareholders are taxed at ordinary U.S. federal income tax rates.

Cash Position

The Funds may not always stay fully invested. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual- they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When a Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if the Fund remained more fully invested.

Disclosure of Portfolio Holdings

The Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities are described in the Funds’ SAI.

Management

Grandeur Peak Global Advisors, LLC (the “Adviser” or “Grandeur Peak Global Advisors”), subject to the authority of the Funds’ Board of Trustees, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser commenced business operations in July 2011 and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser’s principal address is 136 South Main Street, Suite 720, Salt Lake City, Utah 84101.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Grandeur Peak Global Opportunities Fund, the Grandeur International Opportunities Fund, the Grandeur Peak Emerging Markets Opportunities Fund, the Grandeur Peak Global Reach Fund, the Grandeur Peak Global Stalwarts Fund, the Grandeur Peak International Stalwarts Fund, the Grandeur Peak Global Micro Cap Fund, the Grandeur Peak Global Contrarian Fund and the Grandeur Peak US Stalwarts Fund each pay the Adviser an annual management fee of 1.25%, 1.25%, 1.35%,

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Grandeur Peak Funds

1.10%, 0.80%, 0.80%, 1.50%, 1.00% and 0.75% respectively, based on the Fund’s average daily net assets. The management fee is paid on a monthly basis.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) for each of the Funds (the “Expense Agreement”).

With respect to the Funds’ Investor Class, to the extent the Total Annual Fund Operating Expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) exceed the amounts listed below based on the Funds’ average daily net assets through August 31, 2021, the Adviser will reduce the fee payable with respect to the applicable Fund to the extent of such excess, and/or shall reimburse the applicable Fund (or class as applicable) by the amount of such excess.

Grandeur Peak Global Opportunities Fund	1.75%
Grandeur Peak International Opportunities Fund	1.75%
Grandeur Peak Global Reach Fund	1.60%
Grandeur Peak Emerging Markets Opportunities Fund	1.95%
Grandeur Peak Global Stalwarts Fund	1.35%
Grandeur Peak International Stalwarts Fund	1.35%

With respect to the Funds’ Institutional Class, to the extent the Total Annual Fund Operating Expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) exceed the amounts listed below based on the Funds’ average daily net assets through August 31, 2021, the Adviser will reduce the fee payable with respect to the applicable Fund to the extent of such excess, and/or shall reimburse the applicable Fund (or class as applicable) by the amount of such excess.

Grandeur Peak Global Opportunities Fund	1.50%
Grandeur Peak International Opportunities Fund	1.50%
Grandeur Peak Global Reach Fund	1.35%
Grandeur Peak Emerging Markets Opportunities Fund	1.70%
Grandeur Peak Global Stalwarts Fund	1.10%
Grandeur Peak International Stalwarts Fund	1.10%
Grandeur Peak Global Micro Cap Fund	2.00%
Grandeur Peak Global Contrarian Fund	1.35%
Grandeur Peak US Stalwarts Fund	1.00%

The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the previous sections of this letter agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in this letter agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Funds will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to August 31, 2022 except with the approval of the Fund’s Board of Trustees.

The Adviser has also agreed to waive, with respect to each following fund, annual management fees to the extent the assets of such fund exceed the average daily net asset level specified below:

Fund	Management Fee with Waiver Applied	Applicable to Average Daily Net Assets
Grandeur Peak Global Opportunities Fund	1.00% (contractually 1.25%)	Above $500 million
Grandeur Peak International Opportunities Fund	1.00% (contractually 1.25%)	Above $500 million
Grandeur Peak Emerging Markets Opportunities Fund	1.00% (contractually 1.35%)	Above $400 million

This waiver of management fees is not subject to recapture by the Adviser. Such fee waivers and reimbursements for the Funds shall continue at least through August 31, 2022.

These fee waivers may not be terminated or modified prior to August 31, 2022 except with the approval of the Fund’s Board of Trustees.

During the most recent fiscal year ended April 30, 2021, each Fund that has completed a full fiscal year of operations paid the following annual advisory fee as a percentage of daily net assets (net of waivers) to the Fund’s investment advisor. Daily investment decisions are made by the portfolio managers, whose investment experience is described below under the heading “Portfolio Managers.”

Fund Name	Total Annual Advisory Fee (as a percentage of daily net assets)	Annual Advisory Fee to Investment Adviser (as a percentage of daily net assets)
Grandeur Peak Emerging Markets Opportunities Fund	1.35%	1.28%
Grandeur Peak Global Contrarian Fund	1.00%	0.48%
Grandeur Peak Global Micro Cap Fund	1.50%	1.48%
Grandeur Peak Global Opportunities Fund	1.25%	1.16%
Grandeur Peak Global Reach Fund	1.10%	1.10%
Grandeur Peak Global Stalwarts Fund	0.80%	0.80%
Grandeur Peak International Opportunities Fund	1.25%	1.17%

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Fund Name	Total Annual Advisory Fee (as a percentage of daily net assets)	Annual Advisory Fee to Investment Adviser (as a percentage of daily net assets)
Grandeur Peak International Stalwarts Fund	0.80%	0.80%
Grandeur Peak US Stalwarts Fund	0.75%	0.64%

The current term of the Advisory Agreement for the above Funds is one year. The Board may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Funds or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the renewal of the Grandeur Peak Emerging Markets Opportunities, Grandeur Peak Global Opportunities, Grandeur Peak Global Reach, Grandeur Peak International Opportunities, Grandeur Peak Global Stalwarts, Grandeur Peak International Stalwarts and Grandeur Peak Global Micro Cap Funds’ Advisory Agreement has been provided in the Funds’ semi-annual report to shareholders for the period ended October 31, 2020.

The initial term of the Advisory Agreement for the Grandeur Peak Global Contrarian Fund and the Grandeur Peak US Stalwarts Fund is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the respective Fund or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the Grandeur Peak Global Contrarian Fund is provided in the Fund’s semi-annual report to shareholders for the period ended October 31, 2019. A discussion regarding the basis for the Board’s approval of the Grandeur Peak US Stalwarts Fund’s Advisory Agreement is provided in the Fund’s annual report to shareholders for the period ended April 30, 2020.

The Portfolio Managers

Each Fund is managed with a collaborative team approach that utilizes the skills and insights of the entire research team. Trades may be initiated by any of the portfolio managers or analysts on the team, but the named portfolio managers are responsible for the day-to-day oversight and management of the Fund. The Guardian Portfolio Manager’s primary responsibility is to provide oversight of the Fund’s investments and allocations at a strategic level, whereas the Lead Portfolio Managers also have the tactical responsibility for selecting and inputting specific trades. With the exception of Mr. Robert Green, each of the persons listed below serves as the portfolio manager for one or more of the Grandeur Peak Funds, as noted.

More information about each manager’s compensation, other accounts managed by each manager and each manager’s ownership of securities in the Funds is included in the SAI.

Robert T. Gardiner, CFA®

Mr. Gardiner has been a guardian portfolio manager for the Grandeur Peak Global Contrarian Fund since its inception in September 2019, a portfolio manager for the Grandeur Peak Global Opportunities Fund since its inception in 2011 and for the Grandeur Peak Global Stalwarts and Grandeur Peak Global Micro Cap Funds, since their inception in 2015. Mr. Gardiner is also Chairman of Grandeur Peak Global Advisors.

Before founding Grandeur Peak Global Advisors in 2011, Mr. Gardiner had been a senior partner, principal shareholder and portfolio manager at Wasatch Advisors, Inc. Mr. Gardiner has been in the Investment Management industry since 1981 and involved in managing equity portfolios since 1986. Mr. Gardiner was a Director of Wasatch Advisors and a member of its Executive Management Team from 1994 to 2007.

Mr. Gardiner graduated Magna Cum Laude from the University of Utah with a B.A. in Physics, a B.S. in Mathematics, and minors in Chemistry and French. He speaks French and lived in France for two years. Mr. Gardiner holds the Chartered Financial Analyst designation and is a member of the Salt Lake City Society of Financial Analysts.

Experience
1986 - 1995	Analyst and Investment Committee member for the Wasatch Small Cap Growth (WAAEX) and Wasatch Core Growth (WGROX) funds.
1995 - 2006	Founder and Lead Manager of the Wasatch Micro Cap Fund (WMICX)
1997 - 2001	Founder and Co-Manager of the Wasatch Small Cap Value Fund (WMCVX)
2003 - 2004	Founder and Co-Manager of the Wasatch Micro Cap Value Fund (WAMVX)
2005 - 2007	Wasatch Advisors Director of Research
2008 - 2011	Founder and Lead Manager of the Wasatch Global Opportunities Fund (WAGOX)
2011 - 2016	Chairman, CEO & Director of Research at Grandeur Peak Global Advisors
2011 -	Portfolio Manager of various funds at Grandeur Peak Global Advisors
2011 -	Chairman of Grandeur Peak Global Advisors

CFA® is a trademark owned by the CFA Institute.

Blake H. Walker

Mr. Walker has been a portfolio manager for the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds since their inception in 2011, for the Grandeur Peak Emerging Markets Opportunities Fund since its inception in 2013, and for the Grandeur Peak International Stalwarts Funds since its inception in 2015. Mr. Walker is also the Chief Executive Officer of Grandeur Peak Global Advisors.

Before co-founding Grandeur Peak Global Advisors in 2011, Mr. Walker was a portfolio manager co-managing two funds at Wasatch Advisors. Mr. Walker joined the research team at Wasatch Advisors in 2001 and launched his first fund, the Wasatch International Opportunities Fund (WAIOX) in 2005. He teamed up with Mr. Gardiner in 2008 to launch the Wasatch

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Grandeur Peak Funds

Global Opportunities Fund (WAGOX). Mr. Walker has a B.S. in Accounting from Brigham Young University. He is originally from Toronto, Canada. Mr. Walker speaks French and lived in France for two years.

Experience
2001 - 2005	Analyst on the Wasatch Micro Cap Fund (WMICX) and the Wasatch International Growth Fund (WAIGX)
2005 - 2011	Founder and Lead Manager of the Wasatch International Opportunities Fund (WAIOX)
2008 - 2011	Founder and Co-Manager of the Wasatch Global Opportunities Fund (WAGOX) Investment Officer, Grandeur Peak
2011 - 2016	Chief Investment Officer of Grandeur Peak Global Advisors
2011 -	Portfolio Manager of various funds at Grandeur Peak Global Advisors
2017 -	Chief Executive Officer of Grandeur Peak Global Advisors

Amy Hu Sunderland, CFA®

Ms. Sunderland has been a portfolio manager for the Grandeur Peak Global Reach Fund since its inception in 2013, a portfolio manager on the Grandeur Peak Global Opportunities Fund since 2014, and a portfolio manager on the Global Micro Cap Fund since its inception in 2015. Ms. Sunderland has been a senior research analyst at Grandeur Peak Global Advisors, with a specialty focus on the consumer sector, since the firm’s inception in 2011. Prior to Grandeur Peak, Ms. Sunderland was a junior and later senior research analyst at Wasatch Advisors from 2003-2011. She was a general analyst on the Wasatch Small Cap Growth Fund, the Wasatch Micro Cap Fund, and the Wasatch Global Opportunities Fund, as well as a consumer sector specialist. Before Wasatch, Ms. Sunderland worked on the Goldman Sachs Private Wealth Management Team.

Ms. Sunderland graduated Magna Cum Laude in the top 1% of her class from the University of Utah where she earned a B.S. in Finance and Business Information Systems. Ms. Sunderland was selected as the Outstanding Finance Scholar of the Year by the dean, and a Coca-Cola Scholar. Ms. Sunderland was born in China and is fluent in Mandarin Chinese.

Experience
2003 - 2011	Junior and then Senior Research Analyst at Wasatch Advisors
2011 -	Senior Research Analyst at Grandeur Peak Global Advisors
2013 -	Portfolio Manager of various funds at Grandeur Peak Global Advisors

Randy E. Pearce, CFA®, MBA

Mr. Pearce is the Chief Investment Officer of Grandeur Peak Global Advisors. Mr. Pearce has been a lead portfolio manager on the Grandeur Peak US Stalwarts Fund since its inception in 2020, a portfolio manager for the Grandeur Peak Global Reach Fund since its inception in 2013, and a portfolio manager on the Grandeur Peak Global Stalwarts Fund and the Grandeur Peak International Stalwarts Fund since their inception in 2015. Mr. Pearce has been a senior research analyst at Grandeur Peak Global Advisors, since the firm’s inception in 2011. Prior to Grandeur Peak, Mr. Pearce was a junior and later senior research analyst at Wasatch Advisors from 2005-2009. He was a financial sector specialist and a general analyst on the Wasatch Strategic Income Fund. In 2010, Mr. Pearce interned at Thornburg Investment Management as a global equities analyst while earning his MBA.

Mr. Pearce has a B.A. in Business Administration from the University of Utah and an MBA from the University of California at Berkeley. He holds the CFA designation. Mr. Pearce speaks Portuguese and lived in Brazil for two years.

Experience
2005 - 2009	Junior and then Senior Research Analyst at Wasatch Advisors
2011 -	Senior Research Analyst at Grandeur Peak Global Advisors
2013 -	Portfolio Manager of various funds at Grandeur Peak Global Advisors
2015 - 2016	Co-Director of Research
2017 -	Chief Investment Officer

Liping Cai, CFA®, MS, MBA

Ms. Cai has been a portfolio manager for the Grandeur Peak Global Reach Fund since 2015 and for the Grandeur Peak Emerging Markets Opportunities Fund since 2018, and is also a Sr. Research Analyst at Grandeur Peak Global Advisors, with a specialty focus on the health care sector globally. Ms. Cai joined Grandeur Peak in 2013. She spent the previous six years on the equity research team at William Blair & Company specializing in the healthcare, retail, and the real estate sectors, and most recently heading up the firm’s China-based research team. From 1999-2006, Ms. Cai worked in the healthcare field for Fair Isaac Corporation (Health Care Strategy Consultant), Abbott Laboratories (Senior Market Analyst), Biogen Idec (Summer Marketing Associate), and Genentech, now Roche (Research Associate).

Ms. Cai earned a BS degree in Biological Sciences and Biotechnology from Tsinghua University in Beijing, a MS degree in Chemistry and Biochemistry on full scholarship from the University of Delaware, and an MBA in Finance and Health Industry Management from Northwestern University. Ms. Cai’s academic work in the healthcare field has been published in a variety of publications.

Experience
1999 - 2006	Fair Isaac Corp, Abbott Laboratories, Biogen Idec, & Genentech
2006 - 2012	Equity Research at William Blair & Company, heading up China-based research team
2013 -	Senior Research Analyst at Grandeur Peak Global Advisors
2015 -	Portfolio Manager of various funds at Grandeur Peak Global Advisors

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Stuart Rigby, MBA

Mr. Rigby has been a guardian portfolio manager for the Grandeur Peak US Stalwarts Fund since its inception in 2020, a portfolio manager for the Grandeur Peak Global Reach Fund since 2015, a portfolio manager for the Grandeur Peak Emerging Markets Opportunities Fund since 2017 and is also a Sr. Research Analyst at Grandeur Peak Global Advisors with a specialty focus on the technology sector globally. Mr. Rigby joined Grandeur Peak in 2012 after receiving an MBA from Cornell University. During his graduate program, Mr. Rigby interned at Epic Ventures. Prior to that, Mr. Rigby spent six years in the tech industry working for two venture-backed companies as a software developer and product manager.

Mr. Rigby graduated Magna Cum Laude from Westminster College with a BS in Computer Science and minors in Spanish & Economics. He earned an MBA from Cornell University with an emphasis in Finance and Private Equity.

Experience
2004 - 2008	Software Engineer at lntelisum
2008 - 2010	Product Manager at Alliance Health Networks
2010 - 2012	Internships at Epic Ventures & Opteris
2012 -	Senior Research Analyst at Grandeur Peak Global Advisors
2015 -	Portfolio Manager of various funds at Grandeur Peak Global Advisors

Brad C. Barth, MSc

Mr. Barth is Deputy Chief Investment Officer at Grandeur Peak Global Advisors. Mr. Barth has been a lead portfolio manager on the Grandeur Peak US Stalwarts Fund since its inception in 2020, a portfolio manager for the Grandeur Peak Global Reach Fund since 2016, a portfolio manager for the Grandeur Peak International Stalwarts Fund since 2018, a portfolio manager for the Global Stalwarts Fund since 2019, and is also a Sr. Research Analyst at Grandeur Peak Global Advisors with a specialty focus on the financials sector globally.

Mr. Barth joined Grandeur Peak in 2015 from Goldman Sachs, where he was an EMEA financial institutions analyst in the Credit Research Group for four years. In this role, he covered French and Benelux banks during the European sovereign debt crisis.

Mr. Barth graduated with a bachelor’s degree from the University of Utah and received a master’s degree from the London School of Economics. He has taught a graduate-level game theory course at the University of Utah.

Experience
2008 – 2009	Analyst at University Venture Fund
2010 - 2014	Research Analyst at Goldman Sachs
2015 -	Senior Research Analyst at Grandeur Peak Global Advisors
2016 -	Portfolio Manager of various funds at Grandeur Peak Global Advisors
2019 -	Deputy Chief Investment Officer at Grandeur Peak Global Advisors

Mark Madsen, CFA®, MAcc

Mr. Madsen has been the lead portfolio manager for the Grandeur Peak Global Contrarian Fund since its inception in September 2019, a portfolio manager for the Grandeur Peak Global Reach Fund since 2016, was a portfolio manager for the Grandeur Peak International Opportunities Fund since 2018 and a guardian portfolio manager on that same Fund since 2020, and is also a Sr. Research Analyst at Grandeur Peak Global Advisors with a specialty focus on the industrials, energy & materials sectors globally.

Mr. Madsen joined Grandeur Peak in 2016 following four years working as a Senior Equity Analyst in a family office. Mr. Madsen has been a research analyst since 2004, when he began his career at Wasatch Advisors. Mr. Madsen began as a junior analyst and was later promoted to a senior research analyst, working on the Wasatch Small Cap Value Fund (WMCVX). He developed an expertise in Energy, Industrials and Finance.

Mr. Madsen left Wasatch to found Red Desert Capital in Las Vegas, NV. As Founder and Portfolio Manager, Mr. Madsen successfully launched a concentrated portfolio based on a bottom-up fundamental value investment strategy. Mr. Madsen was recruited by a client to manage a family office in St. George, Utah. There he developed an all-cap equity portfolio, managed an income portfolio and was responsible for tracking and evaluating third-party managed accounts.

Mr. Madsen graduated from Brigham Young University with a B.S. and Masters in Accounting. He holds the CFA designation.

Experience
2004 – 2008	Junior & Senior Equities Analyst at Wasatch Advisors
2008 - 2011	Portfolio Manager at Red Desert Capital
2011 - 2015	Senior Equity Analyst at G-Enterprises
2016 -	Senior Research Analyst at Grandeur Peak Global Advisors
2016 -	Portfolio Manager on various funds at Grandeur Peak Global Advisors

Juliette Douglas

Ms. Douglas is Deputy Director of Research at Grandeur Peak Global Advisors. Ms. Douglas has been a portfolio manager for the Grandeur Peak Global Reach Fund since 2018, a portfolio manager of the Grandeur Peak International Opportunities Fund since 2020, and is also a Sr. Research Analyst. Before becoming a research analyst, Ms. Douglas worked as a global equities trader and as a manager on the operations team.

Before joining Grandeur Peak Global Advisors in 2013, Ms. Douglas was a Financial Analyst at Adidas in Portland, Oregon. Previously, Ms. Douglas spent four years in various roles on the operations team at Wasatch Advisors, including her final role as Senior International Trade Analyst.

Ms. Douglas graduated Cum Laude from Westminster College earning a BS in Business with a concentration in Finance.

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Grandeur Peak Funds

Experience
2005 - 2009	Operations Team at Wasatch Advisors
2009 - 2013	Financial Analyst at Adidas
2013 - 2015	Global Equities Trader, Operations Team and Deputy Director of Research Team at Grandeur Peak Global Advisors
2016 -	Research Analyst at Grandeur Peak Global Advisors
2018 -	Portfolio Manager, on various funds at Grandeur Peak Advisors
2019 -	Deputy Director of Research at Grandeur Peak Global Advisors

Spencer Hackett, MSF

Mr. Hackett has worked as a Research Analyst at Grandeur Peak Global Advisors since 2012. He was appointed as a portfolio manager of the Grandeur Peak Global Micro Cap Fund in 2021. Before joining Grandeur Peak Global Advisors, he lived in Japan for two years and speaks Japanese fluently.

Mr. Hackett graduated from the University of Utah, earning a B.A. degree in international studies (with an emphasis in business) and a minor in Japanese, and also earned a master’s degree in finance.

Experience
2012 -	Research Analyst at Grandeur Peak Global Advisors
2021 -	Portfolio Manager at Grandeur Peak Global Advisors

Conner Whipple, MS

Mr. Whipple joined Grandeur Peak Global Advisors as a Research Analyst in 2012. He was appointed as a portfolio manager of the Grandeur Peak Global Reach Fund in 2021. He speaks Korean fluently and lived in Korea for two years.

Mr. Whipple graduated from Brigham Young University in Provo, Utah with a B.A. degree in finance and a minor in Korean. He also received a MBA degree from Oxford University in England.

Experience
2012 -	Research Analyst at Grandeur Peak Global Advisors
2021 -	Portfolio Manager at Grandeur Peak Global Advisors

Ben Gardiner, MBA

Mr. Gardiner has been with Grandeur Peak Global Advisors as a Research Analyst since 2013, after having worked at the firm building financial models with his father, Robert Gardiner. He was appointed as a portfolio manager of the Grandeur Peak Global Opportunities Fund in 2021.

Mr. Gardiner graduated magna cum laude from the University of Utah with a B.S. degree in mathematics. He also earned a MBA degree from the London Business School in London, England.

Experience
2013 -	Research Analyst at Grandeur Peak Global Advisors
2021 -	Portfolio Manager at Grandeur Peak Global Advisors

Tyler Glauser, MBA

Mr. Glauser has been a Research Analyst at Grandeur Peak Global Advisors since 2014. He was appointed as a portfolio manager of Global Reach in 2021.

Mr. Glauser graduated magna cum laude from the University of Utah with a B.S. degree in accounting, and received a MBA degree from INSEAD in Singapore. Prior to college, Mr. Glauser lived for two years in Chile and speaks fluent Spanish.

Experience
2014 -	Research Analyst at Grandeur Peak Global Advisors
2021 -	Portfolio Manager at Grandeur Peak Global Advisors

Phil Naylor

Mr. Naylor has worked as a Research Analyst at Grandeur Peak Global Advisors since 2013. He was appointed as a portfolio manager of Global Reach in 2021.

Mr. Naylor graduated from the Business Scholar program at the University of Utah, earning a B.S. degree in finance. He is also a 2021 MBA candidate at the University of Cambridge in England. Having lived in El Salvador for two years, Mr. Naylor is fluent in Spanish.

Experience
2013 -	Research Analyst at Grandeur Peak Global Advisors
2021 -	Portfolio Manager at Grandeur Peak Global Advisors

THE SENIOR INVESTMENT TEAM

The Senior Investment Team is comprised of the portfolio managers previously listed as well as the following individuals:

Robert S. Green, CFA®, MSF

Mr. Green has been a quantitative research analyst at Grandeur Peak Global Advisors since 2011. In 2013 he also became the Assistant Director of Research. In 2017, he became Director of Research at Grandeur Peak Global Advisors. Mr. Green was a research assistant and then a quantitative portfolio analyst at Wasatch Advisors from 2006-2011. He worked across the entire research team, as well as having specific roles on the Wasatch Global Science & Technology Fund WAGTX) and the Wasatch Global Opportunities Fund WAGOX). Prior to Wasatch, Mr. Green worked as an associate on the University Venture Fund at the University of Utah.

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Grandeur Peak Funds

Mr. Green graduated Summa Cum Laude from Westminster College in Salt Lake City, UT with a B.S. in Business Finance and a Minor in Economics. He received a Master of Science in Finance from The University of Utah. Mr. Green holds the CFA designation.

Experience
2006 - 2011	Research Assistant and then Quantitative Portfolio Analyst at Wasatch Advisors
2011 -	Quantitative Analyst at Grandeur Peak Global Advisors
2013 - 2016	Assistant Director of Research at Grandeur Peak Global Advisors
2017 -	Director of Research at Grandeur Peak Global Advisors

Administrator, Transfer Agent and Distributor

ALPS Fund Services, Inc. serves as the Funds’ administrator, fund accounting agent and transfer agent, and ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor.

Buying, Exchanging and Redeeming Shares

As of the close of business on February 26, 2021, the Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak Global Micro Cap Fund will no longer accept purchases, from new or existing investors, through financial intermediaries unless the purchase is part of: a retirement plan which held the Fund prior to this closure, an automatic reinvestment of a distribution made by the Fund, or a de minimis annual rebalancing approved by a member of the Grandeur Peak client team.

As of the close of business on May 28, 2021, the Grandeur Peak Emerging Markets Opportunities Fund will no longer accept purchases, from new or existing investors, through financial intermediaries unless the purchase is part of: a retirement plan which held the Fund prior to this closure, an automatic reinvestment of a distribution made by the Fund, or a de minimis annual rebalancing approved by a member of the Grandeur Peak client team.

As of the close of business on May 28, 2021, the Grandeur Peak Global Reach Fund closed to new investors seeking to purchase shares of the Fund through third party intermediaries subject to certain exceptions for financial advisors with an established position in the Fund and participants in certain qualified retirement plans with an existing position in the Fund.

The Funds remain open to purchases directly from Grandeur Peak Funds by existing investors and by new investors. The Funds retain the right to make exceptions to any Fund closure or limitation on purchases.

Please see “Share Transactions- Closing or Reopening Funds” in this Prospectus.

Classes of Shares

Each Fund, except the Grandeur Peak Global Contrarian Fund, the Grandeur Peak Global Micro Cap Fund and the Grandeur Peak US Stalwarts Fund, currently offers two classes of shares, Investor Class and Institutional Class shares. The Grandeur Peak Global Contrarian Fund, the Grandeur Peak Global Micro Cap Fund and the Grandeur Peak US Stalwarts Fund only offer Institutional Class shares.

Each share class of a Fund represents an investment in the same portfolio of securities, but each share class has its own charges and expense structure, allowing you to choose the class that best meets your situation. When you purchase shares of a Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include:

●	how long you expect to own the shares;

●	how much you intend to invest;

●	total expenses associated with owning shares of each class

Investment Minimums

The minimum initial investment for Investor Class and Institutional Class shares is $1,000 for each account; except that the minimum to open an UGMA/UTMA or a Coverdell Education Savings Account is $100. There is no subsequent investment minimum for either share class.

The Fund reserves the right to waive or change minimum and additional investment amounts. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums. Employees of the Adviser and their extended families are not subject to any initial or subsequent investment minimums.

TYPES OF ACCOUNT OWNERSHIP

Please refer to www.grandeurpeakglobal.com or an account application for specific requirements to open and maintain an account.

Individual or Joint Ownership

Individual accounts are owned by one person. Joint accounts have two or more owners.

Trust

An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

Business Accounts

Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

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Grandeur Peak Funds

Tax-Advantaged Accounts

Please refer to the account application for specific requirements to open and maintain an account. Certain tax-advantaged accounts can only be opened and maintained via written request. Please contact a shareholder services representative for more information.

If you are eligible, you may set up one or more tax-advantaged accounts. A tax-advantaged account allows you to shelter your investment income and capital gains from current or future income taxes. A contribution to certain of these plans may also be tax deductible. Withdrawals from tax-advantaged investment accounts are subject to special tax rules. The types of tax-advantaged accounts that may be opened directly with the Funds are described below. Investors should consult their tax adviser or legal counsel before selecting a tax-advantaged account.

Investing for Your Retirement

Please visit www.grandeurpeakglobal.com or call a shareholder services representative for more complete information regarding the different types of IRAs available. Distributions from these plans may be subject to income tax and generally to an additional tax if withdrawn prior to age 59-1/2 or used for a non-qualifying purpose.

Traditional and Roth IRAs

Both traditional and Roth IRAs allow most individuals with earned income to contribute for 2020 up to the lesser of $6,000 ($7,000 for individuals age 50 or older) or 100% of compensation.

Simple IRA

A SIMPLE IRA allows employees and employers to contribute to traditional IRAs set up for employees of small businesses.

Simplified Employee Pension (“SEP”) IRA

A SEP IRA allows small business owners (including sole proprietors) to make tax deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA to be set up for each SEP participant.

Annual Fee

There is an annual pass through IRA maintenance fee of $10.00 that is charged by the IRA custodian on a per-account basis. The fee is capped at $25.00 per social security number, per account type. This fee may be paid by the Adviser.

Accounts for the Benefit of a Child

Custodial Accounts (UGMA or UTMA)

An UGMA/UTMA account is a custodial account managed for the benefit of a minor.

Coverdell Education Savings Account (ESA)

A Coverdell ESA is an account created as an incentive to help parents and students save for education expenses.

BUYING SHARES

In order to buy, redeem or exchange shares at that day’s price, you must place your order with the Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Fund. Otherwise, you will receive the next business day’s price.

With certain limited exceptions, the Funds are available only to U.S. citizens or residents. Certain tax-advantaged accounts can only be opened and maintained via written request. Please contact a shareholder services representative for more information.

Payment must be in U.S. dollars by a check drawn on a bank in the United States, wire transfer or electronic transfer. The Funds will not accept cash, traveler’s checks, starter checks, money orders, third party checks (except for properly endorsed IRA rollover checks), checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies. Shares purchased by checks that are returned will be canceled and you will be liable for any losses or fees incurred by the Fund or its agents, including bank handling charges for returned checks. When purchasing shares, your request will be processed at the first NAV calculated after your purchase request is determined to be in good order. For wire purchases, the wire transfer must be received before the purchase request is deemed to be in good order.

In-Kind Purchases

You may contact the Funds to request a purchase of Funds shares using securities you own. The Funds reserve the right to refuse or accept such requests in whole or in part. In-kind purchases may be taxable events and may result in the recognition of taxable gain or loss for federal income tax purposes.

Online at www.grandeurpeakglobal.com

You may open a new Fund account, or you may buy shares in an existing Fund account. Federal regulations may require the Fund to obtain your name, your date of birth, your residential address or principal place of business and mailing address as well as your taxpayer identification number at the time you open your account. Applications without this information may not be accepted. To the extent permitted by law, the Funds reserve the right to place limits on transactions in your account until your identity is verified.

You can elect to have funds electronically transferred from your designated bank account. A real-time confirmation of your transaction will be provided via www.grandeurpeakglobal.com.

By Telephone

For an existing account, you may purchase shares in your account by calling a shareholder services representative at 855-377-PEAK(7325) during normal business hours to place a trade. Such investments will be made via an electronic transfer from your designated bank account.

You may add to your account via electronic funds transfer. If an electronic funds transfer cannot be processed due to insufficient funds, your account may be charged a service fee (currently $20.00).

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Grandeur Peak Funds

You may also buy shares by wiring money from your bank account to your Fund account. For wiring instructions, call a shareholder services representative.

By Mail/In Writing

To open your Fund account, complete and sign the appropriate application, which can be found at www.grandeurpeakglobal.com or by calling shareholder services at 855-377-PEAK(7325). Make your check payable to the Fund(s) or elect a one-time electronic withdrawal from your bank account as noted on the appropriate application. Be sure to note in which Fund you would like the investment to be made.

Regular Mail: Grandeur Peak Funds P.O. Box 13664 Denver, CO 80201	Overnight Address: Grandeur Peak Funds 1290 Broadway, Suite 1000 Denver, CO 80203

To buy additional shares, send your check and written instructions to the address listed above. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution.

The Funds do not consider the US Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Grandeur Peak Funds’ post office box, of purchase orders or redemption requests does not constitute receipt by the Funds.

By Automated Investments

To buy additional shares through the Automatic Investment Program, you select the frequency with which your money will be electronically transferred from your bank account to your Fund account. Certain tax-advantaged accounts are not eligible for automated investments.

When purchasing shares through the Automatic Investment Program, if no date is specified on your application, investments will be made on the 15th of each month. Your first automatic investment may take up to two weeks to establish. If the balance in the account you are buying into falls to zero as the result of a redemption or exchange, your Automatic Investment Program will be discontinued.

We may make additional attempts to debit your predesignated bank account for automated investments that initially fail. You are liable for any costs associated with these additional attempts. If your automated investment fails, you may purchase shares of the Funds by submitting good funds via another method accepted by the Funds (e.g., by wire transfer). In this case, your purchase will be processed at the next NAV determined after we receive good funds, not at the NAV available as of the date of the original request. Wire fees may be charged.

By Broker/Intermediary

You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides record keeping and consulting services to 401(k) plans or other employee benefit plans (an “Intermediary”). Intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than the Funds. Intermediaries may also impose other charges or restrictions different from those applicable to shareholders who invest in the Funds directly. Therefore, it may cost more for you to purchase shares through an Intermediary than to purchase shares directly from the Funds. An Intermediary, rather than you as its customer, may be the shareholder of record of your shares. In general, purchase or redemption requests made through an Intermediary will be priced based on the net asset value next calculated after receipt of the request by the Intermediary, even if the Intermediary submits such requests to the Funds after such net asset value has been calculated. The Funds are not responsible for the failure of any Intermediary to carry out its obligations to its customers. Contact the financial intermediary or refer to its plan documents for instructions on how to purchase, exchange or redeem shares through that intermediary.

Investors may be charged a fee if they effect transactions through broker or agent. The Funds have authorized one or more brokers to receive on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at a Fund’s Net Asset Value next computed after they are received by an authorized broker or the broker’s authorized designee.

Distribution and Services (12b-1) Plans (Investor Class Only)

The Funds have adopted a plan of distribution for Investor Class shares pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).

Under the terms of the Plan, the Funds are authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or the provision of on-going shareholder services performed by such financial intermediaries for their customers who are shareholders in the Funds. Each Plan permits payment for services and related expenses in connection with a financial intermediary’s administration of mutual fund distribution platforms that offer Investor Class shares of the Funds.

The Plan permits the Funds to use its Investor Class shares’ assets to make payments at an annual rate of up to 0.25% of a Fund’s average daily net assets attributable to its Investor Class shares. Because these fees are paid out of a Fund’s Investor Class shares’ assets on an ongoing basis, over time they will increase the cost of an investment in Investor Class shares and Plan fees may cost an investor more than other types of sales charges.

Networking, Sub-Accounting and Administrative Fees

Select financial intermediaries may enter into arrangements with the Funds, or its designees, to perform certain networking, recordkeeping, sub-accounting and/or administrative services for shareholders of the Funds. These activities are routinely processed through the National Securities Clearing Corporation’s Fund/SERV and Trust Networking systems or similar systems. In consideration for providing these services in an automated environment, such financial intermediaries may receive compensation from the

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Grandeur Peak Funds

Funds. Any such compensation by the Funds to these select financial intermediaries for the aforementioned services is in addition to, and distinct from, any Rule 12b-1 related services provided to Fund shareholders.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates may enter into arrangements to make payments for additional activities to select financial intermediaries intended to result in the sale of Fund shares and/or other shareholder servicing activities out of the Adviser’s own resources (which may include profits from providing advisory services to the Funds). These payments are often referred to as “revenue sharing payments” and the revenue sharing payment amounts generally vary by financial intermediary. The aggregate amount of the revenue sharing payments are determined by the Adviser and may be substantial. Revenue sharing payments create no additional cost to the Funds or their shareholders.

In-Kind Purchases

The Funds reserve the right to accept payment for shares in the form of securities that are permissible investments for a Fund. In-kind purchases may be taxable events and may result in the recognition of gain or loss for federal income tax purposes.

EXCHANGING SHARES

If you have held your shares in a Fund for at least seven days, you may exchange those shares for shares of any of the following funds (each, a “Grandeur Peak Fund”), if such Grandeur Peak Fund is available for sale in your state and meets the investment criteria of the investor:

●	Grandeur Peak Emerging Markets Opportunities Fund

●	Grandeur Peak Global Contrarian Fund

●	Grandeur Peak Global Micro Cap Fund

●	Grandeur Peak Global Opportunities Fund

●	Grandeur Peak Global Reach Fund

●	Grandeur Peak Global Stalwarts Fund

●	Grandeur Peak International Opportunities Fund

●	Grandeur Peak International Stalwarts Fund

●	Grandeur Peak US Stalwarts Fund

Any new account established through an exchange will be subject to all minimum requirements applicable to the shares acquired. The exchange privilege may only be exercised in those states where the class of shares being acquired legally may be sold.

If you are an existing shareholder of any Grandeur Peak Fund, you may exchange into a new account copying your existing account registration and options. Exchanges between accounts will be accepted only if registrations are identical.

You may also transfer between classes of a Fund if you meet the minimum investment requirements for the class into which you would like to transfer.

Online at www.grandeurpeakglobal.com

Exchanges may be made online via www.grandeurpeakglobal.com. A real-time confirmation of your transaction will be provided via www.grandeurpeakglobal.com.

By Telephone

For an existing account, you may exchange shares in your account in amounts up to $50,000 ($100,000 for corporate accounts) by calling a shareholder services representative 855-377-PEAK(7325) if you did not decline the telephone redemption privilege when establishing your account.

By Systematic Exchange

You determine the amount of money you would like automatically exchanged from one Fund account to another on any day of the month. For Systematic Exchanges, if no date is specified on your request, systematic exchanges will be made on the 15th of each month. If the balance in the Fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and your Systematic Exchange Program will be discontinued.

By Broker/Intermediary

Exchanges, like purchases and redemptions, may also be effected through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the exchange of shares.

Additional Information About Exchanges

An exchange represents the sale of shares from one Fund and the purchase of shares of the other Fund. This may produce a taxable gain or loss in your non-tax-advantaged account. If you exchange shares within 60 calendar days from their date of purchase, you may be subject to the redemption fee as described in this Prospectus in “Redemption Fees” below. Transfers between classes of a single Fund are generally not considered a taxable transaction.

The exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders. Although initially there will be no limit on the number of times you may exercise the exchange privilege, each Fund reserves the right to impose such a limitation. Call or write the Funds for further details.

REDEEMING SHARES

Redemption requests for over $50,000 ($100,000 for corporate accounts) must be made in writing and a Medallion Signature Guarantee is required. All redemption requests made within 30 days of an address change or a bank account change must be made in writing and require a Medallion Signature Guarantee. Redemptions made within 60 days of purchase must be made in writing and require a Medallion Signature Guarantee.

Each Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees. Shareholders liquidating their holdings will receive upon redemption all

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Grandeur Peak Funds

dividends reinvested through the date of redemption. If notice of redemption is received on any business day, the redemption will be effective on the date of receipt. Payment will ordinarily be made on the next business day, but, in any case, within no more than seven business days from the date of receipt. If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day. The value of shares at the time of redemption may be more or less than the shareholder’s cost.

It is anticipated that a Fund will meet redemption requests through the sale of portfolio assets or from its holdings in cash or cash equivalents. A Fund may use the proceeds from the sale of portfolio assets to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed or abnormal market conditions, including circumstances adversely affecting the liquidity of a Fund’s investments, in which case a Fund may be more likely to be forced to sell its holdings to meet redemptions than under normal market conditions. Each Fund reserves the right to redeem in kind. Redemptions in kind typically are used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to limit the impact of a large redemption on the Fund and its remaining shareholders. Redemptions in kind may be used in normal as well as in stressed market conditions. A Fund may also borrow, or draw on lines of credit that may be available to the Fund individually or to the Trust, in order to meet redemption requests during stressed market conditions. Under the 1940 Act, a Fund is limited as to the amount that it may borrow and accordingly, borrowings (including those made under a line of credit) might be insufficient to meet redemption requests.

Online at www.grandeurpeakglobal.com

Redemptions may be made online via www.grandeurpeakglobal.com.

By Telephone

For an existing account you may redeem shares in your account in amounts up to $50,000 ($100,000 for corporate accounts) by calling a shareholder services representative at 855-377-PEAK(7325) if you did not decline the telephone redemption privilege when establishing your account.

By Mail/In Writing

To redeem shares by mail, please send written instructions to the address listed below. Please call a shareholder services representative for further details. Be sure to note from which Fund you would like to make the redemption.

Regular Mail: Grandeur Peak Funds P.O. Box 13664 Denver, CO 80201	Overnight Address: Grandeur Peak Funds 1290 Broadway, Suite 1000 Denver, CO 80203

By Systematic Redemption

This program allows you to sell shares worth a specific dollar amount from your Fund account on a monthly, quarterly or annual basis. The minimum systematic redemption is $50. Although there is no charge to shareholders for using this systematic withdrawal plan, your Fund account balance must be at least $10,000 at the time you begin participation in the plan. If no date is specified on your request, systematic redemptions will be made on or about the 15th of each month. If the day falls on a weekend or legal holiday, the distribution will be made on the next business day.

You may terminate the systematic withdrawal plan at any time without charge or penalty. If the balance in the Fund account you are selling from falls to zero, your systematic withdrawal plan will be discontinued. If your balance is below the systematic withdrawal amount, the entire balance will be distributed and the plan will be discontinued. The Fund may terminate or modify the plan after 60 days’ written notice to shareholders.

By Broker/Intermediary

Redemptions, like purchases and exchanges, may also be effected through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Redemption Payments

In all cases, your redemption price is the net asset value per share next determined after your request is received in good order less any applicable redemption fees. Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 business days. Your redemption proceeds can be sent by check to your address of record or by electronic funds transfer to a bank account designated on your application. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a signature guarantee.

The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments at your bank when shareholder payment instructions are followed.

Redemptions In-Kind

Each Fund reserves the right to make payment in securities rather than cash. If a Fund deems it in the best interests of all shareholders, and determines that the redeeming shareholder will not be favored over remaining shareholders, the Fund may pay redemption proceeds to the redeeming shareholder in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund’s operations. Securities used to redeem Fund shares will be valued as described in “SHARE TRANSACTIONS – HOW FUND SHARES ARE PRICED” below. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind.

Redemption Fees

If you sell or exchange your shares after holding them 60 days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being

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Grandeur Peak Funds

redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

Each Fund also permits waivers of the short-term redemption fee for the following transactions:

●	Redemptions from shareholder accounts liquidated for failure to meet the minimum investment requirement;

●	Redemptions related to a disability as defined by Internal Revenue Service requirements;

●	Redemptions due to death for shares transferred from a decedent’s account to a beneficiary’s account;

●	Redemptions due to divorce for shares transferred pursuant to a divorce decree;

●	Redemptions of shares through a systematic withdrawal plan;

●	Broker-dealer sponsored wrap program accounts and/ or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with the Distributor;

●	Redemptions through an automatic, non-discretionary rebalancing or asset allocation program;

●	Redemptions due to a back office correction made to an account to provide the shareholder with the intended transaction;

●	Rollovers, transfers and changes of account registration within a Fund as long as the money never leaves the Fund, including transfers between share classes;

●	Redemptions in-kind;

●	Redemptions due to reinvestment of dividends and/or capital gains;

●

Any involuntary redemption and/or exchange transactions, including, for example, those required by law or regulation, a regulatory agency, a court order or as a result of a liquidation of a Fund by the Board of Trustees;

●

Certain types of IRA account transactions, including redemptions pursuant to systematic withdrawal programs, required minimum distributions, withdrawals due to disability or death, return of excess contribution amounts, and redemptions related to payment of custodian fees;

●

Certain types of employer-sponsored and 403(b) retirement plan transactions, including loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability or qualified domestic relations order; and

●	Certain other transactions as deemed appropriate by the Adviser.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase, exchange or sell Fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

Each Fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. The redemption fee may be waived in cases where the nature of the transaction or circumstances do not pose risks to the policy and procedures to prevent market timing. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Note: Each Fund has the right to suspend or postpone redemptions of shares for any period: (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC.

Share Transactions

SMALL ACCOUNT BALANCES/MANDATORY REDEMPTIONS

The Funds have a $1,000 account minimum, except UTMA/UGMA and Coverdell accounts which have a $100 minimum. The Funds may require mandatory redemption of shares in accounts that fall below the minimum requirement. The Funds may also adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances, such as to comply with new regulatory requirements.

SHARE CERTIFICATES

The Funds do not issue share certificates.

FREQUENT PURCHASES AND SALES OF FUND SHARES

The Funds do not permit market timing or other abusive trading practices. Each Fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, each Fund reserves the right to suspend their offering of shares or to impose restrictions on purchases or exchanges at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. The Board has adopted policies and procedures designed to deter frequent purchases, exchanges and redemptions and to seek to prevent market timing. To minimize harm to the Funds and their shareholders, each Fund reserves the right to reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. Each Fund may also refuse purchase and exchange transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In making this judgment, the Funds may consider trading done in multiple accounts under common ownership or control.

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Grandeur Peak Funds

On a periodic basis, the Transfer Agent will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase or exchange in the same account(s) in the Funds, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading.

Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day. In these cases, purchases, exchanges and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for the Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. To the extent abusive or disruptive trading is identified, each Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Funds’ efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Fund will be able to detect or prevent all practices that may disadvantage the Fund.

VERIFICATION OF ACCOUNTING STATEMENTS

You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

INSUFFICIENT FUNDS POLICY

The Funds reserve the right to cancel a purchase if a check or electronic funds transfer does not clear your bank. A Fund may charge your account a $20 fee, and you will be responsible for any losses or fees imposed by your bank and any losses that may be incurred by the Fund as a result of the canceled purchase. If you are already a shareholder in the Fund, the Fund may redeem shares in your account(s) to cover losses due to fluctuations in share price.

CLOSING OR REOPENING FUNDS

The Adviser may recommend that a Fund take action to periodically close (“hard close”) or limit inflows into (“soft close”) the Fund to protect the integrity of a Fund’s investment strategy or objective. Hard closing or soft closing Funds can be an important component of portfolio management, particularly for Funds that primarily invest in smaller companies. The Adviser believes that closing Funds or restricting inflows through some or all channels from time-to-time is in the best interest of Fund shareholders. Conversely, when the assets of a closed or restricted Fund are at a level that the Adviser believes assets could be invested without impairing the Fund, the Adviser may recommend that the Fund be reopened. The Adviser retains the ability, subject to the oversight of the Board, to make exceptions to any action taken to close or limit inflows into a Fund.

HOW FUNDS ARE CLOSED OR REOPENED

Fund closings or reopenings will be posted on the Funds’ website at www.grandeurpeakglobal.com. The Adviser will make every effort to post information related to Fund closings at least two weeks prior to the effective date of the closing.

Each change in a Fund’s status also will be filed electronically with the SEC. Please see “ADDITIONAL INFORMATION ABOUT EACH FUND – HOW TO OBTAIN ADDITIONAL INFORMATION” about how to view or obtain copies of documents filed with the SEC.

HOW FUND SHARES ARE PRICED

The Board has approved procedures to be used to value the Funds’ securities for the purposes of determining the Fund’s NAV. The valuation of the securities of each Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Funds to the Administrator.

Each Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). Each Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund’s currency valuations, if any, are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Funds’ Board using a variety of pricing techniques and methodologies. The market price for debt obligations (including short-term debt obligations that will mature in 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Funds’ Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from (i) a broker/dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

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Grandeur Peak Funds

When such prices or quotations are not available, or when the Adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because each Fund invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Funds may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Funds’ net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before each Fund prices its shares.

Each Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, each Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, each Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Funds’ use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Each Fund invests, or may invest, in securities that are traded on foreign exchanges or markets, which may be open when the NYSE is closed. As a result, the value of your investment in each Fund may change on days when you are unable to purchase or redeem shares.

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires the Funds’ Transfer Agent to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf) shortly after your account is opened, or believes it has identified potentially criminal activity, the Funds, the Distributor and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their NAV at the time of redemption.

If you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account. The Fund may request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity.

MEDALLION SIGNATURE GUARANTEE

A Medallion Signature Guarantee assures that a signature is genuine. It is intended to protect shareholders and the Funds against fraudulent transactions by unauthorized persons. A signature guarantee is required if any of the following is applicable:

●	You request a redemption by check above $50,000 ($100,000 for corporate accounts);

●	You would like a check made payable to anyone other than the shareholder(s) of record.*

●	You would like a redemption made within 30 days of an address change.

●	You would like a redemption of shares purchased within the prior 90 days from a new bank account or updated bank account, regardless of payment instructions.

●	You would like a check mailed to an address other than the address of record.

●	You would like your redemption proceeds sent to a bank account other than a bank account of record.

*

If your redemption is for your Required Minimum Distribution (RMD) from your retirement account and the proceeds are being sent to a Qualified Charitable Organization, a Medallion Signature Guarantee is not required for redemptions under $50,000.

The Funds reserve the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

A signature guarantee may be refused if any of the following is applicable:

●	It does not appear valid or in good form.

●	The transaction amount exceeds the surety bond limit of the signature guarantee.

●	The guarantee stamp has been reported as stolen, missing or counterfeit.

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Grandeur Peak Funds

HOW TO OBTAIN A MEDALLION SIGNATURE GUARANTEE

Medallion Signature Guarantees must be obtained from a participant in a Medallion program endorsed by the Securities Transfer Association. Participants are typically commercial banks or trust companies in the United States, brokerage firms that are members of the National Association of Securities Dealers, Inc. or members of the New York Stock Exchange. Call your financial institution to see if it participates in a medallion program.

A Medallion Signature Guarantee may not be provided by a notary public.

Dividends and Distributions

The Funds normally pay income dividends and distribute capital gains, if any, on an annual basis. As regulated investment companies (“RICs”), the Funds are required to pay out substantially all of their income and capital gains on at least an annual basis to avoid double-taxation of their earnings.

Income dividend distributions are derived from interest and other income each Fund receives from its collateral holdings and include distributions of short-term capital gains. Such income is netted with Fund expenses to determine the income dividend. Long-term capital gain distributions are derived from gains realized when a Fund sells an investment it has owned for more than a year, from capital gain distributions from securities in which the Fund own an investment, or from transactions in exchange-traded futures that qualify as section 1256 contracts, which may generate both short-term and long-term capital gains distributions.

A Fund may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Fund to avoid or reduce taxes. Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next distribution or dividend is made. Distribution checks will only be issued for payments greater than $25.00. Distributions will automatically be reinvested in shares of the fund(s) generating the distribution if under $25.00. Un-cashed distribution checks will be canceled and proceeds reinvested at the then current net asset value, for any shareholder who chooses to receive distributions in cash, if distribution checks: (1) are returned and marked as “undeliverable” or (2) remain un-cashed for six months after the date of issuance. If distribution checks are canceled and reinvested, your account election may also be changed so that all future distributions are reinvested rather than paid in cash. Interest will not accrue on uncashed distribution checks.

Federal Income Taxes

The discussion below only addresses the U.S. federal income tax consequences of an investment in the Funds for U.S. persons and does not address any foreign, state or local tax consequences. For purposes of this discussion, U.S. persons are:

●	U.S. citizens or residents;

●	U.S. corporations;

●	an estate whose income is subject to U.S. federal income taxation regardless of its source; or

●

a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.

Except where specifically noted, this discussion does not address issues of significance to U.S. persons in special situations such as (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non- financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax. If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. For further information regarding the U.S. federal income tax consequences of an investment in the Fund, investors should see the SAI under “FEDERAL INCOME TAXES – Taxation of the Funds.”

Non-U.S. persons that are considering the purchase of shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of shares in the Funds.

The Funds intend to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) necessary to qualify for treatment as a “regulated investment company” and thus do not expect to pay any U.S. federal income tax on income and capital gains distributed to shareholders. The Funds also intend to meet certain distribution requirements such that neither Fund is subject to U.S. federal income tax in general. If a Fund does not meet the distribution requirements, the Fund may be subject to significant excise taxes. This discussion assumes that the Funds will qualify under Subchapter M of the Code as RICs and will satisfy these distribution requirements. There can be no guarantee that this assumption will be correct.

62	855-377-PEAK(7325) | www.grandeurpeakglobal.com

Grandeur Peak Funds

TAXATION OF FUND DISTRIBUTIONS

For U.S. federal income tax purposes, shareholders of RICs are generally subject to taxation based on the underlying character of the income and gain recognized by the RIC and distributed to the shareholders. Distributions of net capital gains that are properly designated by a Fund as capital gain dividends (“capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of earnings derived from ordinary income and short-term capital gains will be taxable as ordinary income. The Funds do not expect a significant portion of their distributions to derive from “qualified dividend income,” which is taxed to non-corporate shareholders at favorable rates so long as certain requirements are met. Corporate shareholders may be able to take a dividends-received deduction for a portion of the dividends they receive from a Fund to the extent such dividends are received by the Fund from a domestic corporation and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends subject, in each case, to certain holding period requirements and debt-financing limitations.

Some of the Funds’ investments, such as certain option transactions and certain futures transactions, may be “section 1256 contracts.” Section 1256 contracts are taxed annually on a “marked to market” basis as if sold for their fair market values at the end of the tax year. Gains and losses on section 1256 contracts are generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss (with certain exceptions).

Each Fund may also realize long-term capital gains when it sells or redeems a security that it has owned for more than one year and when it receives capital gain distributions from exchange-traded funds in which that Fund owns investments. Each Fund may realize short-term capital gains from the sale of investments that such Fund owned for one year or less. Each Fund may realize ordinary income from distributions from exchange-traded funds, from foreign currency gains that are not section 1256 contracts, from interest on indebtedness owned by a Fund and from other sources.

The maximum long-term capital gain rate applicable to individuals and other non-corporate shareholders is currently 20%, which is in addition to the 3.8% surtax on net investment income described below.

Distributions of earnings are taxable whether or not a shareholder receives them in cash or reinvests them in additional shares. If a distribution of earnings is made shortly after a shareholder purchases shares of a Fund, while in effect a return of capital, the dividend or distribution is still taxable. A shareholder can avoid this, if they choose, by investing after a Fund has paid a dividend.

SALE OR REDEMPTION FUND SHARES

A shareholder’s sale or redemption of Fund shares will generally result in taxable gain (if positive) or loss (if negative) in an amount equal to (i) the amount realized, reduced by (ii) the shareholder’s adjusted tax basis in the Fund shares sold or redeemed. A shareholder who receives securities in redemption of shares of a Fund will generally recognize a gain or loss equal to the difference between (i) the aggregate fair market value of the securities received plus the amount of any cash received (net of any applicable fees), and (ii) the shareholder’s adjusted basis in the shares redeemed.

Any capital gain or loss realized upon the sale or redemption of shares of a Fund is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less. In certain situations, a loss on the sale or redemption of shares held for six months or less will be a long-term loss. The deductibility of capital losses is subject to significant limitations.

All or a portion of any loss realized upon a taxable disposition of a Fund’s shares will be disallowed under “wash sale” rules if other substantially identical shares of the same Fund are purchased within 30 days before or after the disposition. When that happens, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

TAXATION OF CERTAIN INVESTMENTS

A Fund’s investments in foreign securities may be subject to foreign withholding and other taxes, which would reduce the Fund’s yield on such securities. Shareholders generally will not be entitled to claim a foreign tax credit or deduction with respect to foreign taxes paid by a Fund, although it is possible that the Fund may be able to elect to pass through foreign tax credits or deductions to its shareholders. The Funds make no assurances regarding their ability or willingness to so elect. In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. For more information, see the SAI under “FEDERAL INCOME TAXES – Special Tax Considerations.”

A Fund may, at times, buy debt obligations at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For U.S. federal income tax purposes, any original issue discount inherent in such investments will be included in a Fund’s ordinary income when and as it accrues as required by applicable law. Even though payment of that amount is not received until a later time and will be subject to the risk of nonpayment, it will be distributed to shareholders as taxable dividends.

A Fund may also buy debt obligations in the secondary market which are treated as having market discount. Generally, gain recognized on the disposition of such an investment is treated as ordinary income for U.S. federal income tax purposes to the extent of the accrued market discount, but a Fund may elect instead to currently include the amount of market discount as ordinary income over the term of the instrument even though the Fund does not receive payment of such amount at that time. A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may also cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements, potentially increasing the amount of capital gain dividends made to shareholders.

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Grandeur Peak Funds

If a Fund invests in stock of a real-estate investment trust (a “REIT”), the Fund may be eligible to pay “section 199A dividends” to its shareholders with respect to qualified dividends received by it from its investment in REITs. Section 199A dividends are taxable to individual and other non-corporate shareholders at a reduced effective federal income tax rate, provided that certain holding period requirements and other conditions are satisfied.

Surtax on Net Investment Income

A surtax of 3.8% applies to net investment income of an individual taxpayer, and to the undistributed net investment income of a trust or estate, to the extent that the taxpayer recognizes gross income (as adjusted) in excess of a certain amount for a year. Net investment income includes, among other types of income, ordinary income, dividend income and capital gain derived from an investment in a Fund. For information regarding the surtax on net investment income, see the SAI under “FEDERAL INCOME TAXES – Surtax on Net Investment Income.”

BACKUP WITHHOLDING

The Funds are also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish to the Funds certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is currently 24%. For more information regarding backup withholding, see the SAI under “TAXES – Backup Withholding.”

Investors should consult with their tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the fiscal periods noted below. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements audited by Deloitte & Touche LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report, which is available upon request by calling the Funds at 855-377-PEAK(7325).

64	855-377-PEAK(7325) | www.grandeurpeakglobal.com

Grandeur Peak Funds FINANCIAL HIGHLIGHTS

Grandeur Peak Emerging Markets Opportunities Fund

For a share outstanding throughout the periods presented:

Investor Class	Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$11.07		$11.82	$13.05	$11.55	$9.82

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.08)		0.01	0.01	0.03	0.02
Net realized and unrealized gain/(loss) on investments	6.71		(0.75)	(1.13)	1.47	1.75
Total income/(loss) from investment operations	6.63		(0.74)	(1.12)	1.50	1.77

DISTRIBUTIONS
From net investment income	(0.00	)(b)	(0.01)	(0.02)	—	(0.04)
From net realized gain on investments	—		—	(0.09)	—	—
Total distributions	0.00		(0.01)	(0.11)	—	(0.04)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	—	0.00 (b)	—	0.00 (b)

INCREASE/DECREASE IN NET ASSET VALUE	6.63		(0.75)	(1.23)	1.50	1.73
NET ASSET VALUE, END OF PERIOD	$17.70		$11.07	$11.82	$13.05	$11.55

TOTAL RETURN	59.92%		(6.29)%	(8.48)%	12.99%	18.08%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$15,011		$10,056	$13,869	$18,668	$18,074

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.75%		1.76%	1.77%	1.79%	1.76%
Expenses (including fees waived/reimbursed by investment advisor)	1.68%		1.74%	1.76%	1.78%	1.76%
Net investment income/(loss)	(0.50)%		0.09%	0.11%	0.26%	0.21%

PORTFOLIO TURNOVER RATE	35%		24%	34%	33%	42%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.

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Grandeur Peak Funds FINANCIAL HIGHLIGHTS

Grandeur Peak Emerging Markets Opportunities Fund

For a share outstanding throughout the periods presented:

Institutional Class	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$11.14	$11.88	$13.12	$11.60	$9.85

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.04)	0.04	0.03	0.06	0.04
Net realized and unrealized gain/(loss) on investments	6.76	(0.75)	(1.14)	1.48	1.77
Total income/(loss) from investment operations	6.72	(0.71)	(1.11)	1.54	1.81

DISTRIBUTIONS
From net investment income	(0.01)	(0.03)	(0.04)	(0.02)	(0.06)
From net realized gain on investments	(0.02)	—	(0.09)	—	—
Total distributions	(0.03)	(0.03)	(0.13)	(0.02)	(0.06)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

INCREASE/DECREASE IN NET ASSET VALUE	6.69	(0.74)	(1.24)	1.52	1.75
NET ASSET VALUE, END OF PERIOD	$17.83	$11.14	$11.88	$13.12	$11.60

TOTAL RETURN	60.30%	(6.03)%	(8.32)%	13.24%	18.42%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$623,538	$389,373	$452,530	$471,260	$398,891

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.52%	1.53%	1.53%	1.55%	1.55%
Expenses (including fees waived/reimbursed by investment advisor)	1.45%	1.51%	1.52%	1.54%	1.55%
Net investment income/(loss)	(0.27)%	0.29%	0.29%	0.49%	0.35%

PORTFOLIO TURNOVER RATE	35%	24%	34%	33%	42%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.

66	855-377-PEAK(7325) | www.grandeurpeakglobal.com

Grandeur Peak Funds FINANCIAL HIGHLIGHTS

Grandeur Peak Global Contrarian Fund

For a share outstanding throughout the periods presented:

Institutional Class	Year Ended April 30, 2021	For the Period September 18, 2019 (Commencement of Operations) to April 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$8.78	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.25	0.06
Net realized and unrealized gain/(loss) on investments	6.61	(1.25)
Total income/(loss) from investment operations	6.86	(1.19)

DISTRIBUTIONS
From net investment income	(0.23)	(0.01)
From net realized gain on investments	—	(0.02)
Total distributions	(0.23)	(0.03)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	6.63	(1.22)
NET ASSET VALUE, END OF PERIOD	$15.41	$8.78

TOTAL RETURN	78.51%	(11.96	)%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$49,403	$8,861

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.87%	4.69	%(d)(e)
Expenses (including fees waived/reimbursed by investment advisor)	1.35%	1.35	%(d)(e)
Net investment income	1.91%	1.05	%(d)

PORTFOLIO TURNOVER RATE	54%	34	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

Grandeur Peak Funds | 2021 Prospectus	67

Grandeur Peak Funds FINANCIAL HIGHLIGHTS

Grandeur Peak Global Micro Cap Fund

For a share outstanding throughout the periods presented:

Institutional Class	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018		Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$11.05	$11.31	$13.12	$11.98		$10.38

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.10)	0.01	(0.01)	(0.00	)(b)	0.01
Net realized and unrealized gain/(loss) on investments	11.17	(0.19)	(1.08)	2.12		1.72
Total income/(loss) from investment operations	11.07	(0.18)	(1.09)	2.12		1.73

DISTRIBUTIONS
From net investment income	(0.14)	(0.03)	—	(0.06)		(0.02)
From net realized gain on investments	(1.33)	(0.05)	(0.72)	(0.92)		(0.11)
Total distributions	(1.47)	(0.08)	(0.72)	(0.98)		(0.13)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	—	0.00 (b)	0.00 (b)	0.00	(b)	0.00 (b)

INCREASE/DECREASE IN NET ASSET VALUE	9.60	(0.26)	(1.81)	1.14		1.60
NET ASSET VALUE, END OF PERIOD	$20.65	$11.05	$11.31	$13.12		$11.98

TOTAL RETURN	102.43%	(1.62)%	(7.67)%	17.68%		16.81%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$70,375	$29,634	$35,654	$41,709		$36,620

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	2.02%	2.06%	2.05%	2.06%		2.17%
Expenses (including fees waived/reimbursed by investment advisor)	2.00%	2.00%	2.00%	2.00%		2.00%
Net investment income/(loss)	(0.62)%	0.09%	(0.06)%	0.00	%(c)	0.11%

PORTFOLIO TURNOVER RATE	36%	33%	37%	46%		37%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Less than 0.005% of average net assets.

68	855-377-PEAK(7325) | www.grandeurpeakglobal.com

Grandeur Peak Funds FINANCIAL HIGHLIGHTS

Grandeur Peak Global Opportunities Fund

For a share outstanding throughout the periods presented:

Investor Class	Year Ended April 30, 2021		Year Ended April 30, 2020		Year Ended April 30, 2019		Year Ended April 30, 2018	Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$3.24		$3.48		$3.95		$3.52	$3.01

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.02)		(0.01	)(b)	(0.00	)(c)	0.00 (c)	(0.00	)(b)(c)
Net realized and unrealized gain/(loss) on investments	2.66		(0.03)		(0.14)		0.65	0.51
Total income/(loss) from investment operations	2.64		(0.04)		(0.14)		0.65	0.51

DISTRIBUTIONS
From net investment income	(0.00	)(c)	—		(0.00	)(c)	—	—
From net realized gain on investments	(0.37)		(0.20)		(0.33)		(0.22)	(0.00	)(c)
Total distributions	(0.37)		(0.20)		(0.33)		(0.22)	(0.00	)(c)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(c)	0.00	(c)	0.00	(c)	0.00 (c)	0.00	(c)

INCREASE/DECREASE IN NET ASSET VALUE	2.27		(0.24)		(0.47)		0.43	0.51
NET ASSET VALUE, END OF PERIOD	$5.51		$3.24		$3.48		$3.95	$3.52

TOTAL RETURN	82.94%		(1.73)%		(1.83)%		18.41%	17.09%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$131,739		$92,843		$130,745		$188,379	$166,284

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.60%		1.61%		1.61%		1.61%	1.61%
Expenses (including fees waived/reimbursed by investment advisor)	1.51%		1.57%		1.57%		1.55%	1.59%
Net investment income/(loss)	(0.34)%		(0.17)%		(0.12)%		0.03%	(0.06)%

PORTFOLIO TURNOVER RATE	47%		41%		38%		29%	30%

(a)	Per share numbers have been calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(c)	Less than $0.005 or ($0.005) per share.

Grandeur Peak Funds | 2021 Prospectus	69

Grandeur Peak Funds FINANCIAL HIGHLIGHTS

Grandeur Peak Global Opportunities Fund

For a share outstanding throughout the periods presented:

Institutional Class	Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018		Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$3.29		$3.52	$4.00	$3.56		$3.03

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.00	)(b)	0.00 (b)	0.00 (b)	0.01		0.01
Net realized and unrealized gain/(loss) on investments	2.70		(0.03)	(0.14)	0.65		0.52
Total income/(loss) from investment operations	2.70		(0.03)	(0.14)	0.66		0.53

DISTRIBUTIONS
From net investment income	(0.01)		—	(0.01)	(0.00	)(b)	(0.00	)(b)
From net realized gain on investments	(0.37)		(0.20)	(0.33)	(0.22)		(0.00	)(b)
Total distributions	(0.38)		(0.20)	(0.34)	(0.22)		(0.01)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)	0.00	(b)

INCREASE/DECREASE IN NET ASSET VALUE	2.32		(0.23)	(0.48)	0.44		0.53
NET ASSET VALUE, END OF PERIOD	$5.61		$3.29	$3.52	$4.00		$3.56

TOTAL RETURN	83.44%		(1.42)%	(1.84)%	18.62%		17.81%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$889,823		$470,142	$523,862	$591,470		$532,946

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.35%		1.37%	1.37%	1.36%		1.37%
Expenses (including fees waived/reimbursed by investment advisor)	1.27%		1.33%	1.33%	1.31%		1.35%
Net investment income/(loss)	(0.08)%		0.05%	0.13%	0.28%		0.18%

PORTFOLIO TURNOVER RATE	47%		41%	38%	29%		30%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.

70	855-377-PEAK(7325) | www.grandeurpeakglobal.com

Grandeur Peak Funds FINANCIAL HIGHLIGHTS

Grandeur Peak Global Reach Fund

For a share outstanding throughout the periods presented:

Investor Class	Year Ended April 30, 2021	Year Ended April 30, 2020		Year Ended April 30, 2019		Year Ended April 30, 2018	Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$14.12	$14.98		$16.97		$14.52	$12.31

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.07)	(0.01	)(b)	0.01		0.01	0.01
Net realized and unrealized gain/(loss) on investments	10.79	(0.44)		(0.58)		2.66	2.22
Total income/(loss) from investment operations	10.72	(0.45)		(0.57)		2.67	2.23

DISTRIBUTIONS
From net investment income	(0.01)	—		(0.00	)(c)	—	(0.02)
From net realized gain on investments	(1.67)	(0.41)		(1.42)		(0.22)	—
Total distributions	(1.68)	(0.41)		(1.42)		(0.22)	(0.02)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (c)	0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)

INCREASE/DECREASE IN NET ASSET VALUE	9.04	(0.86)		(1.99)		2.45	2.21
NET ASSET VALUE, END OF PERIOD	$23.16	$14.12		$14.98		$16.97	$14.52

TOTAL RETURN	77.38%	(3.31)%		(1.61)%		18.44%	18.11%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$59,164	$40,307		$56,307		$65,923	$67,574

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.52%	1.52%		1.52%		1.52%	1.52%
Expenses (including fees waived/reimbursed by investment advisor)	1.52%	1.52%		1.52%		1.52%	1.52%
Net investment income/(loss)	(0.38)%	(0.04)%		0.05%		0.06%	0.07%

PORTFOLIO TURNOVER RATE	41%	32%		50%		43%	42%

(a)	Per share numbers have been calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(c)	Less than $0.005 or ($0.005) per share.

Grandeur Peak Funds | 2021 Prospectus	71

Grandeur Peak Funds FINANCIAL HIGHLIGHTS

Grandeur Peak Global Reach Fund

For a share outstanding throughout the periods presented:

Institutional Class	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$14.19	$15.04	$17.02	$14.55	$12.33

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.03)	0.03	0.05	0.04	0.04
Net realized and unrealized gain/(loss) on investments	10.86	(0.45)	(0.58)	2.67	2.22
Total income/(loss) from investment operations	10.83	(0.42)	(0.53)	2.71	2.26

DISTRIBUTIONS
From net investment income	(0.04)	(0.02)	(0.03)	(0.02)	(0.04)
From net realized gain on investments	(1.67)	(0.41)	(1.42)	(0.22)	—
Total distributions	(1.71)	(0.43)	(1.45)	(0.24)	(0.04)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

INCREASE/DECREASE IN NET ASSET VALUE	9.12	(0.85)	(1.98)	2.47	2.22
NET ASSET VALUE, END OF PERIOD	$23.31	$14.19	$15.04	$17.02	$14.55

TOTAL RETURN	77.81%	(3.09)%	(1.33)%	18.69%	18.36%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$317,828	$200,988	$272,743	$302,269	$258,683

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.27%	1.27%	1.27%	1.28%	1.29%
Expenses (including fees waived/reimbursed by investment advisor)	1.27%	1.27%	1.27%	1.28%	1.29%
Net investment income/(loss)	(0.14)%	0.21%	0.29%	0.27%	0.28%

PORTFOLIO TURNOVER RATE	41%	32%	50%	43%	42%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.

72	855-377-PEAK(7325) | www.grandeurpeakglobal.com

Grandeur Peak Funds FINANCIAL HIGHLIGHTS

Grandeur Peak Global Stalwarts Fund

For a share outstanding throughout the periods presented:

Investor Class	Year Ended April 30, 2021	Year Ended April 30, 2020		Year Ended April 30, 2019	Year Ended April 30, 2018		Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$14.26	$14.83		$15.06	$12.76		$10.85

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.04)	(0.01	)(b)	0.01	(0.00	)(c)	(0.03)
Net realized and unrealized gain/(loss) on investments	9.72	(0.31)		0.16	2.52		1.95
Total income/(loss) from investment operations	9.68	(0.32)		0.17	2.52		1.92

DISTRIBUTIONS
From net investment income	—	(0.00	)(c)	—	—		(0.01)
From net realized gain on investments	(0.68)	(0.25)		(0.40)	(0.22)		—
Total distributions	(0.68)	(0.25)		(0.40)	(0.22)		(0.01)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (c)	0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)

INCREASE/DECREASE IN NET ASSET VALUE	9.00	(0.57)		(0.23)	2.30		1.91
NET ASSET VALUE, END OF PERIOD	$23.26	$14.26		$14.83	$15.06		$12.76

TOTAL RETURN	68.36%	(2.22)%		1.78%	19.79%		17.70%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$103,891	$85,310		$90,400	$92,552		$61,212

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.21%	1.24%		1.27%	1.35%		1.41%
Expenses (including fees waived/reimbursed by investment advisor)	1.21%	1.24%		1.27%	1.35%		1.35%
Net investment income/(loss)	(0.23)%	(0.10)%		0.05%	(0.03)%		(0.23)%

PORTFOLIO TURNOVER RATE	50%	50%		52%	30%		32%

(a)	Per share numbers have been calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(c)	Less than $0.005 or ($0.005) per share.

Grandeur Peak Funds | 2021 Prospectus	73

Grandeur Peak Funds FINANCIAL HIGHLIGHTS

Grandeur Peak Global Stalwarts Fund

For a share outstanding throughout the periods presented:

Institutional Class	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$14.37	$14.93	$15.14	$12.79	$10.87

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.01	0.03	0.04	0.03	0.01 (b)
Net realized and unrealized gain/(loss) on investments	9.80	(0.31)	0.17	2.54	1.93
Total income/(loss) from investment operations	9.81	(0.28)	0.21	2.57	1.94

DISTRIBUTIONS
From net investment income	—	(0.03)	(0.02)	—	(0.02)
From net realized gain on investments	(0.68)	(0.25)	(0.40)	(0.22)	—
Total distributions	(0.68)	(0.28)	(0.42)	(0.22)	(0.02)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

INCREASE/DECREASE IN NET ASSET VALUE	9.13	(0.56)	(0.21)	2.35	1.92
NET ASSET VALUE, END OF PERIOD	$23.50	$14.37	$14.93	$15.14	$12.79

TOTAL RETURN	68.74%	(2.05)%	2.08%	20.14%	17.92%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$263,711	$119,600	$108,934	$95,533	$47,811

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	0.96%	0.99%	1.02%	1.10%	1.17%
Expenses (including fees waived/reimbursed by investment advisor)	0.96%	0.99%	1.02%	1.10%	1.10%
Net investment income	0.06%	0.17%	0.27%	0.24%	0.05%

PORTFOLIO TURNOVER RATE	50%	50%	52%	30%	32%

(a)	Per share numbers have been calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(c)	Less than $0.005 or ($0.005) per share.

74	855-377-PEAK(7325) | www.grandeurpeakglobal.com

Grandeur Peak Funds FINANCIAL HIGHLIGHTS

Grandeur Peak International Opportunities Fund

For a share outstanding throughout the periods presented:

Investor Class	Year Ended April 30, 2021	Year Ended April 30, 2020		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$3.04	$3.34		$4.10	$3.55	$3.09

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.01)	0.00	(b)	0.00 (b)	0.01	0.01
Net realized and unrealized gain/(loss) on investments	2.30	(0.18)		(0.38)	0.68	0.52
Total income/(loss) from investment operations	2.29	(0.18)		(0.38)	0.69	0.53

DISTRIBUTIONS
From net investment income	(0.01)	(0.00	)(b)	(0.01)	(0.01)	(0.02)
From net realized gain on investments	(0.15)	(0.12)		(0.37)	(0.13)	(0.05)
Total distributions	(0.16)	(0.12)		(0.38)	(0.14)	(0.07)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)

INCREASE/DECREASE IN NET ASSET VALUE	2.13	(0.30)		(0.76)	0.55	0.46
NET ASSET VALUE, END OF PERIOD	$5.17	$3.04		$3.34	$4.10	$3.55

TOTAL RETURN	75.87%	(5.79)%		(7.40)%	19.30%	17.50%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$69,041	$41,351		$58,070	$78,686	$78,403

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.60%	1.61%		1.62%	1.61%	1.61%
Expenses (including fees waived/reimbursed by investment advisor)	1.53%	1.58%		1.57%	1.55%	1.58%
Net investment income/(loss)	(0.27)%	0.01%		0.11%	0.31%	0.16%

PORTFOLIO TURNOVER RATE	36%	27%		34%	26%	30%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.

Grandeur Peak Funds | 2021 Prospectus	75

Grandeur Peak Funds FINANCIAL HIGHLIGHTS

Grandeur Peak International Opportunities Fund

For a share outstanding throughout the periods presented:

Institutional Class	Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$3.06		$3.36	$4.12	$3.57	$3.11

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.00	)(b)	0.01	0.01	0.02	0.01
Net realized and unrealized gain/(loss) on investments	2.31		(0.18)	(0.38)	0.67	0.52
Total income/(loss) from investment operations	2.31		(0.17)	(0.37)	0.69	0.53

DISTRIBUTIONS
From net investment income	(0.01)		(0.01)	(0.02)	(0.01)	(0.02)
From net realized gain on investments	(0.15)		(0.12)	(0.37)	(0.13)	(0.05)
Total distributions	(0.16)		(0.13)	(0.39)	(0.14)	(0.07)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

INCREASE/DECREASE IN NET ASSET VALUE	2.15		(0.30)	(0.76)	0.55	0.46
NET ASSET VALUE, END OF PERIOD	$5.21		$3.06	$3.36	$4.12	$3.57

TOTAL RETURN	76.29%		(5.60)%	(7.19)%	19.38%	17.59%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$904,059		$473,820	$653,241	$813,322	$698,504

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.36%		1.37%	1.37%	1.37%	1.37%
Expenses (including fees waived/reimbursed by investment advisor)	1.28%		1.34%	1.32%	1.30%	1.34%
Net investment income/(loss)	(0.02)%		0.24%	0.41%	0.54%	0.42%

PORTFOLIO TURNOVER RATE	36%		27%	34%	26%	30%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.

76	855-377-PEAK(7325) | www.grandeurpeakglobal.com

Grandeur Peak Funds FINANCIAL HIGHLIGHTS

Grandeur Peak International Stalwarts Fund

For a share outstanding throughout the periods presented:

Investor Class	Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$14.40		$14.70	$15.53	$13.04	$11.02

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.00	)(b)	0.01	0.04	0.05	0.02
Net realized and unrealized gain/(loss) on investments	9.70		(0.29)	(0.53)	2.62	2.03
Total income/(loss) from investment operations	9.70		(0.28)	(0.49)	2.67	2.05

DISTRIBUTIONS
From net investment income	—		(0.02)	(0.05)	—	(0.03)
From net realized gain on investments	(0.05)		—	(0.29)	(0.18)	—
Total distributions	(0.05)		(0.02)	(0.34)	(0.18)	(0.03)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

INCREASE/DECREASE IN NET ASSET VALUE	9.65		(0.30)	(0.83)	2.49	2.02
NET ASSET VALUE, END OF PERIOD	$24.05		$14.40	$14.70	$15.53	$13.04

TOTAL RETURN	67.36%		(1.91)%	(2.69)%	20.50%	18.68%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$67,688		$82,289	$72,204	$52,478	$31,045

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.15%		1.17%	1.19%	1.19%	1.27%
Expenses (including fees waived/reimbursed by investment advisor)	1.15%		1.17%	1.19%	1.19%	1.27%
Net investment income/(loss)	(0.01)%		0.04%	0.26%	0.33%	0.19%

PORTFOLIO TURNOVER RATE	33%		32%	42%	24%	37%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.

Grandeur Peak Funds | 2021 Prospectus	77

Grandeur Peak Funds FINANCIAL HIGHLIGHTS

Grandeur Peak International Stalwarts Fund

For a share outstanding throughout the periods presented:

Institutional Class	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
NET ASSET VALUE, BEGINNING OF PERIOD	$14.46	$14.74	$15.57	$13.06	$11.03

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)	0.06	0.05	0.07	0.08	0.04
Net realized and unrealized gain/(loss) on investments	9.75	(0.29)	(0.54)	2.63	2.04
Total income/(loss) from investment operations	9.81	(0.24)	(0.47)	2.71	2.08

DISTRIBUTIONS
From net investment income	(0.03)	(0.04)	(0.07)	(0.02)	(0.05)
From net realized gain on investments	(0.05)	—	(0.29)	(0.18)	—
Total distributions	(0.08)	(0.04)	(0.36)	(0.20)	(0.05)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

INCREASE/DECREASE IN NET ASSET VALUE	9.73	(0.28)	(0.83)	2.51	2.03
NET ASSET VALUE, END OF PERIOD	$24.19	$14.46	$14.74	$15.57	$13.06

TOTAL RETURN	67.84%	(1.63)%	(2.50)%	20.79%	18.96%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$1,966,043	$870,916	$561,100	$496,358	$265,393

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	0.90%	0.92%	0.94%	0.94%	1.02%
Expenses (including fees waived/reimbursed by investment advisor)	0.90%	0.92%	0.94%	0.94%	1.02%
Net investment income	0.31%	0.32%	0.51%	0.57%	0.37%

PORTFOLIO TURNOVER RATE	33%	32%	42%	24%	37%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.

78	855-377-PEAK(7325) | www.grandeurpeakglobal.com

Grandeur Peak Funds FINANCIAL HIGHLIGHTS

Grandeur Peak US Stalwarts Fund

For a share outstanding throughout the periods presented:

Institutional Class	Year Ended April 30, 2021		For the Period March 20, 2020 (Commencement of Operations) to April 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$13.15		$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.06)		(0.01)
Net realized and unrealized gain on investments	9.73		3.16
Total income from investment operations	9.67		3.15

DISTRIBUTIONS
From net investment income	(0.00	)(b)	—
From net realized gain on investments	(0.11)		—
Total distributions	(0.11)		—

REDEMPTION FEES ADDED TO PAID-IN CAPITAL	0.00	(b)	0.00	(b)

INCREASE IN NET ASSET VALUE	9.56		3.15
NET ASSET VALUE, END OF PERIOD	$22.71		$13.15

TOTAL RETURN	73.67%		31.50	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$126,106		$9,421

RATIOS TO AVERAGE NET ASSETS
Expenses (excluding fees waived/reimbursed by investment advisor)	1.11%		6.23	%(d)(e)
Expenses (including fees waived/reimbursed by investment advisor)	1.00%		1.00	%(d)(e)
Net investment income/(loss)	(0.31)%		(0.53	)%(d)

PORTFOLIO TURNOVER RATE	24%		2	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	Expense ratios during startup periods may not be representative of longer term operating periods.

Grandeur Peak Funds | 2021 Prospectus	79

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Additional Information About Each Fund

SHAREHOLDER REPORTS

Annual and semi-annual reports to shareholders provide additional information about the Funds’ investments. These reports discuss the market conditions and investment strategies that significantly affected the Funds’ performance.

STATEMENT OF ADDITIONAL INFORMATION

The statement of additional information (SAI) provides more detailed information about each Fund. It is incorporated by reference into (is legally a part of) this Prospectus. The SAI is not distributed to shareholders. The latest version is available at www.grandeurpeakglobal.com.

HOUSEHOLDING RELATIONSHIPS

The Funds send one financial report and Prospectus for everyone at the same address. Contact the Transfer Agent if you do not want this policy to apply to you.

HOW TO OBTAIN ADDITIONAL INFORMATION

You can obtain shareholder reports or the statement of additional information (without charge), make inquiries or request other information about the Funds by contacting the Transfer Agent at 855-377-PEAK(7325), by writing the Funds at P.O. Box 13664, Denver, CO, 80201, or by calling your financial consultant. This information is also available free of charge on the Funds’ website at www.grandeurpeakglobal.com.

You can get copies of the Fund’s shareholder reports, prospectus and statement of additional information after paying a fee by electronic request at the following e-mail address: publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the Commission’s Internet web site at http://www.sec.gov.

SHAREHOLDER SERVICES CONTACT INFORMATION

Phone:	855-377-PEAK(7325) (Monday – Friday, 7:00 a.m. – 6:00 p.m. Mountain time)
E-mail:	grandeurpeakglobal@alpsinc.com
Mail:	P.O. Box 13664 Denver, CO 80201

If someone makes a statement about a Fund that is not in this Prospectus, you should not rely upon that information. Neither the Funds nor the Distributor is offering to sell shares of a Fund to any person to whom that Fund may not lawfully sell its shares.

(Investment Company Act file no. 811-8194)